UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212
(Name and address of agent for service)

(414) 299-2295

Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: October 31, 2017

Item 1. Report to Stockholders.

The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

361 MANAGED FUTURES STRATEGY FUND

(INVESTOR CLASS: AMFQX)

(CLASS I: AMFZX)

361 GLOBAL MANAGED FUTURES STRATEGY FUND

(INVESTOR CLASS: AGFQX)

(CLASS I: AGFZX)

361 DOMESTIC LONG/SHORT EQUITY FUND

(INVESTOR CLASS: ADMQX)

(CLASS I: ADMZX)

(CLASS Y: ADMWX)

361 GLOBAL LONG/SHORT EQUITY FUND

(INVESTOR CLASS: AGAQX)

(CLASS I: AGAZX)

(CLASS Y: AGAWX)

361 MACRO OPPORTUNITY FUND

(INVESTOR CLASS: AGMQX)

 (CLASS I: AGMZX)

361 U.S. SMALL CAP EQUITY FUND

(INVESTOR CLASS: ASFQX)

 (CLASS I: ASFZX)

(CLASS Y: ASFWX)

ANNUAL REPORT

 OCTOBER 31, 2017

361 Funds

Each a series of Investment Managers Series Trust

Table of Contents

Fund Commentary	1
Fund Performance	8
Schedules of Investments	17
Statements of Assets and Liabilities	51
Statements of Operations	55
Statements of Changes in Net Assets	57
Statement of Cash Flows	63
Financial Highlights	65
Notes to Financial Statements	80
Report of Independent Registered Public Accounting Firm	98
Supplemental Information	99
Expense Examples	102

Investing involves risk, including possible loss of principal. Futures prices may be very volatile. The small margin required for futures contracts magnifies the effect of market volatility and allows the loss from a contract potentially to exceed the Fund's initial investment. The potential loss from a short sale is theoretically unlimited since the appreciation of the underlying asset also is theoretically unlimited. Small- and mid-sized company securities tend to be less liquid and more volatile than those of large companies. Bond prices generally fall when interest rates rise. High-yield bonds have higher default rates. Prices of commodities and related contracts may be very volatile for a variety of reasons, and may be difficult to liquidate in volatile markets. The 361 Macro Opportunity Fund's commodity-related investments potentially may generate too much “non-qualifying income” that would jeopardize the Fund's status as a “regulated investment company,” with significant adverse tax consequences for the Fund or its shareholders. Foreign investment entails additional risk from adverse changes in currency exchange rates, lax regulation, and potential market instability. Frequent trading by a Fund may reduce returns and increase the number of taxable transactions. Concentration of its portfolio in relatively few issuers may make a Fund more volatile than a diversified fund.

This report and the financial statements contained herein are provided for the general information of the shareholders of the 361 Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

www.361funds.com

361 Managed Futures Strategy Fund

For the 12 months ending October 31, 2017, the S&P 500 Index gained 23.62%, the Russell 2000 Index earned 27.85%, the Barclays Capital Aggregate Bond Index gained 0.90% and the Citigroup 3-Month Treasury Bill Index gained .71%. However, Managed Futures strategies struggled given the lack of trends in commodity, fixed income and currency markets; the Morningstar Managed Futures Category Average returned only 0.68%. Likewise, the HFRX Macro: Systematic Diversified CTA Index, which tracks managed futures hedge funds, gained a modest 1.96%.

The 361 Managed Futures Strategy Fund (Class I shares) earned 3.30% for the fiscal year ending October 31, 2017, slightly outperforming the Morningstar Category Average. On a longer-term basis, since the Fund’s December 21, 2011 inception, it has generated an annualized return of 3.95% with a correlation to the S&P 500 very near zero.

Domestic equity volatility has been at historic lows for most of the last year, creating a significant headwind for counter-trend trading strategies, such as those employed by the Fund. These strategies rely on two-way directional movement (i.e., “market noise”) and volatility. Despite low volatility, market noise was quite elevated over the last 12 months, which led to profitable trading for the Fund. However, overall gains were muted due to a lack of day to day absolute market movement (i.e., “volatility”).

After several years of research and trading of a broader universe of equity-related indexes, a decision to expand the Fund’s opportunity set was made in 2017. By expanding the opportunity set beyond the Nasdaq 100 Index, to include other domestic equity index futures contracts, we feel strongly that the Fund is positioned to be less impacted by the vagaries of any one market, which may provide the opportunity to produce positive returns across market environments.

The Fund’s long-term track record remained strong; the Fund’s since inception return of nearly 4% per year was accomplished with almost zero correlation to any asset class or investment strategy, something that investors in absolute return funds tend to seek. Finally, should the market environment shift and equity investors begin to face more risk than they have become accustomed to, we remain confident the Fund is well positioned to help reduce risk and provide diversification within an investor’s portfolio.

As of 9/30/2017, the 361 Managed Futures Strategy Fund, Class I, returned 0.98% for the one year period, 1.55% for the three year period, 2.48% for the five year period and 3.29% since the Fund’s inception on 12/20/2011.

Returns over one year are annualized. Returns include the reinvestment of dividends and income.

Past returns shown do not guarantee future results. Current performance may be lower or higher. Call 888-736-1227 for the latest month-end returns. Return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than original cost. Other share class performance may vary.

The views in this commentary were as of October 31, 2017 and may not necessarily reflect the same views on the date this commentary is first published or any time thereafter. These views are intended to help shareholders in understanding the Fund's investment methodology and do not constitute investment advice.

Current and future portfolio holdings are subject to change and risk.

It is not possible to invest directly in an index.

Beta measures a fund’s sensitivity to market movements. The beta of a market is 1.00 by definition.

Drawdown is the peak-to-trough decline during a specific record period of an investment, fund or commodity. A drawdown is usually quoted as the percentage between the peak and the trough.

Alpha measures the difference between a fund’s actual and expected returns, based on beta, and is generally used as a measure of a manager’s added value over a passive strategy.

361 Global Managed Futures Strategy Fund

For the 12 months ending October 31, 2017, the S&P 500 Index gained 23.62%, the MSCI World Index earned 22.77%, the Barclays Capital Aggregate Bond Index gained 0.90% and the Citigroup 3-Month Treasury Bill Index gained .71%. However, Managed Futures strategies struggled given the lack of trends in commodity, fixed income and currency markets; the Morningstar Managed Futures Category Average returned only 0.68% Likewise, the HFRX Macro: Systematic Diversified CTA Index, which tracks managed futures hedge funds, gained 1.96%.

The 361 Global Managed Futures Strategy Fund (Class I shares) earned 8.19% for the fiscal year ending October 31, 2017, outperforming the Morningstar Category Average by roughly 7.5%. Longer term, since the Fund’s February 12, 2014 inception, it has produced an annualized return of 4.64% with little correlation to global equity markets.

The Fund attempts to take advantage of market volatility, and more specifically, market noise (i.e., short-term, two-way directional moves) across global equity markets. The Fund currently trades in 13 markets, split between the U.S., Asia and Europe. Volatility across global equity markets was generally low last year, creating a headwind for the Fund’s trading style. However, while market movements were small, they did tend to be noisy, with down moves being followed by quick reversals. Historically this type of environment has led to lower, but still positive returns and those returns have had less overall volatility.

Since the Fund’s inception it has experienced a variety of market conditions and performed as anticipated in each of them. It is satisfying to observe the Fund meeting expectations across market environments and producing positive absolute performance with very little market correlation. Over the last 3 years, the Fund has generated a 6.79% annualized return while the MSCI World Index has earned 8.13%, earning more than 80% of the global equity market return while having a beta of less than 0.13 relative to the MSCI World Index. This is what any investor should hope for from their absolute return investments, a significantly positive return with limited market exposure. Finally, should the market environment shift and equity investors begin to face more risk than they may be accustomed to, we remain confident the Fund is well positioned to help reduce risk and provide diversification within an investor’s portfolio.

As of 9/30/2017, the 361 Global Managed Futures Strategy Fund, Class I, returned 7.74% for the one year period, 5.02% for the three year period and 4.50% since the Fund’s inception on 2/12/2014.

Returns over one year are annualized. Returns include the reinvestment of dividends and income.

Effective May 1, 2017, the Fund changed its name from "361 Global Counter-Trend Fund."

Past returns shown do not guarantee future results. Current performance may be lower or higher. Call 888-736-1227 for the latest month-end returns. Return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than original cost. Other share class performance may vary.

The views in this commentary were as of October 31, 2017 and may not necessarily reflect the same views on the date this commentary is first published or any time thereafter. These views are intended to help shareholders in understanding the Fund's investment methodology and do not constitute investment advice.

361 Domestic Long/Short Equity Fund

Global equity markets enjoyed a remarkable period of synchronized economic growth, strong corporate earnings, low interest rates, and low volatility over the year ended October 31, 2017. With this as the backdrop, the MSCI World Index gained 22.77%. U.S. stocks slightly edged out their international developed peers, with the Russell 3000 Index returning 23.98%, while the MSCI EAFE Index was up 23.44% in dollar terms; a decline in the dollar added about 80 basis points to the local market returns. Smaller was generally better, both in the U.S. and abroad, as the Russell 2000 Index gained 27.85% and the MSCI EAFE Small Cap Index advanced by 27.51%. In addition, thanks in large part to the technology sector, growth stocks largely outperformed their value peers. Every equity index that we track was solidly in positive territory. In short, investors were well rewarded for taking risk.

Given the performance of long-only equity strategies, and the complete lack of volatility (the largest drawdown for the S&P 500 Index over the past year using daily data was less than 3%), long/short equity strategies certainly faced a headwind on a relative basis, but were able to put up solid absolute returns nonetheless. The Morningstar Long/Short Equity category average return was 11.16% for the one-year period ending October 31, 2017.

The 361 Domestic Long/Short Equity Fund returned 11.72% (Class I) for the fiscal year ended on October 31, 2017. The biggest detractor for the Fund was its net exposure of about 70% due to its long/short equity strategy. When equity markets perform strongly, this relatively static positioning will likely hinder performance, and over the trailing 12 months cost the Fund about 7.2% relative to the Russell 1000 benchmark. Further, the beta profile hurt performance, as the highest predicted beta stocks, which the Fund is generally short, rallied significantly. Those stocks gained about 30% over the twelve-month period, which cost the Fund approximately 1.83% relative to its benchmark. Fortunately, the alpha models performed quite well, in part because the lowest predicted alpha stocks did indeed generate the lowest returns. Overall, the alpha models added about 301 basis points relative to the index. Turning to sector positioning, it had no meaningful impact, contributing just 3 basis points, as positive contributions from being short Energy and being overweight Technology, were offset by underweight exposures to Financials and Healthcare, which performed well. All things considered, given the significant headwinds the Fund faced, we are pleased that the Fund was able to generate a return significantly above what could be expected based on the strategy’s targeted beta of 0.5 to the Russell 1000 Index.

The Russell 1000 lndex measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000 Index and includes approximately 1000 of the largest securities based on a combination of their market cap and current index membership, and includes the reinvestment of dividends.

Parameters set by the Adviser are subject to change.

The views in this commentary were as of October 31, 2017 and may not necessarily reflect the same views on the date this commentary is first published or any time thereafter. These views are intended to help shareholders in understanding the Fund's investment methodology and do not constitute investment advice.

361 Global Long/Short Equity Fund

Global equity markets enjoyed a remarkable period of synchronized economic growth, strong corporate earnings, low interest rates, and low volatility over the year ended October 31, 2017. With this as the backdrop, the MSCI World Index gained 22.77%. U.S. stocks slightly edged out their international developed peers, with the Russell 3000 Index returning 23.98%, while the MSCI EAFE Index was up 23.44% in dollar terms; a decline in the dollar added about 80 basis points to the local market returns. Smaller was generally better, both in the U.S. and abroad, as the Russell 2000 Index gained 27.85% and the MSCI EAFE Small Cap Index advanced by 27.51%. In addition, thanks in large part to the technology sector, growth stocks largely outperformed their value peers. Every equity index that we track was solidly in positive territory. In short, investors were well rewarded for taking risk.

Given the performance of long-only equity strategies, and the complete lack of volatility (the largest drawdown for the S&P 500 Index over the past year using daily data was less than 3%), long/short equity strategies certainly faced a headwind on a relative basis, but were able to put up solid absolute returns nonetheless. The Morningstar Long/Short Equity category average return was 11.16% for the one-year period ending October 31, 2017.

The 361 Global Long/Short Equity Fund returned 13.54% (Class I) for the fiscal year-end on October 31, 2017. The biggest detractor for the Fund was its net exposure of about 70%. When equity markets perform strongly, this relatively static positioning will likely hinder performance, and over the trailing 12 months cost the Fund about 6.4% relative to the benchmark. Further, the beta profile hurt performance, as the highest predicted beta stocks, which the Fund is generally short, rallied significantly. Those stocks gained about 30% over the twelve-month period, which cost the Fund approximately 1.79% relative to its benchmark. Fortunately, the alpha models performed quite well, in part because the lowest predicted alpha stocks (quintile 1) did indeed generate the lowest returns, while the highest predicted alpha stocks (quintiles 4 and 5) outperformed the benchmark. Overall, the alpha models added about 422 basis points relative to the index. Turning to the aggregated country and currency exposures, they had a modestly negative impact on performance, while sector positioning added about 0.63%, mostly due to the net short to Energy. All things considered, given the significant headwinds the Fund faced, we are pleased that the Fund was able to generate a return significantly above what could be expected based on the strategy’s targeted beta of 0.5 to the MSCI World Index.

MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The index includes reinvestments of dividends, net of foreign withholding taxes.

Parameters set by the Adviser are subject to change.

The views in this commentary were as of October 31, 2017 and may not necessarily reflect the same views on the date this commentary is first published or any time thereafter. These views are intended to help shareholders in understanding the Fund's investment methodology and do not constitute investment advice.

361 Macro Opportunity Fund

The global investing environment for the last 12 months was a very good one for U.S. investors helped by three major items: 1) Global growth improved in nearly every country in the world, 2) The European Central Bank remained very accommodative in their lowering of rates and buying of bonds and 3) A surprising GOP sweep of Washington, D.C. gave investors hope of economic stimulus through lower taxes and regulation. As a result, risk assets became in high demand for investors with Equities strongly outperforming Bonds and Gold. Equities were strong across all geographies as the MSCI ACWI Index gained 23.56% for the 12 months. Within U.S. equities, it was Financial and Technology stocks that significantly outperformed all other sectors producing 30%+ gains over the 12 months. As one would expect in this environment, Consumer Staples was a bottom performer as investors shunned defensive business models. Surprisingly, Energy stocks were also a bottom performer as Oil prices did not grow with global GDP, but instead sunk on overproduction and OPEC worries.

For the 12 months ended October 31, 2017, the 361 Macro Opportunity Fund (Class I) returned 16.69%, outperforming the Morningstar Multialternative category, which returned 5.20% over the same time frame. The Fund was able to capture many of the large trending moves across the asset classes in the markets over the last 12 months. The Fund had positive contributions from U.S. and International stocks, Developed and Emerging Economy stocks, Small Cap and Large Cap stocks. Among sectors, Technology companies, both in the U.S. and abroad, were the largest contributors to performance. The Fund also generated large gains in the U.S. Financial sector post the election as investors’ attention rushed toward U.S. economic growth, higher interest rates and less regulation. As both sector and individual stock correlations declined all year, we were able to find some individual stocks that did extremely well. Four of our owned companies more than doubled over our holding period: Kite Pharmaceutical, Weight Watchers International, Akcea Therapeutics and Micron Technology. Outside of equities, the Fund had a large position in the PowerShares DB Base Metals ETF which gave us exposure to aluminum, copper and zinc. These industrial metals prices performed well as global growth became upwardly synchronized. Among the losing positions in the portfolio, individual names in the Consumer space, especially among the staples, retail and restaurant categories were more prevalent. And because of the volatility in the Technology sector, the Fund had its share of double digit declines in individual names which disappointed. Fortunately, the size of the Technology winners far outweighed the losers.

The Fund's performance over the past 12 months has benefited from a decision for the model to be more fluid and less rigid than previously managed. For the Fund's first two years of operation, the Fund's models did the majority of the asset allocation by evaluating and rotating the portfolio on a single day once per month. This rigidity caused the Fund to often be delayed in its buying and selling of securities so in the event of a significant structural change in a specific area of the market, the Fund would either be late in participating or protecting itself. By utilizing a more fluid approach, the Fund has been able to better navigate the markets and capture new asset trends (like that which occurred soon after the 2016 U.S. elections). This change away from rigidity toward flexibility has been a positive move. Not only has performance improved, but turnover has fallen along with trading expenses. The Fund still has high turnover but that is because we move quickly to protect capital and cut our losers, while letting our winners run. With the world markets in a solid uptrend, we have many winners in today's portfolio. Markets could change in the future as inflation rises, interest rates rise and the Central Banks’ unwind begins to challenge the ease of capital in the world.

The views in this commentary were as of October 31, 2017 and may not necessarily reflect the same views on the date this commentary is first published or any time thereafter. These views are intended to help shareholders in understanding the Fund's investment methodology and do not constitute investment advice.

361 U.S. Small Cap Equity Fund

For the ten months ended October 31, 2017, equity markets in the U.S. were positive. The Russell 2000 Index gained 11.89%. The 361 U.S. Small Cap Equity Fund grew by 14.50% during the same period. Smaller capitalized stocks were influenced by several positive factors. Low interest rates provided access to credit markets and helped the relative attractiveness of equities. Inflation and unemployment were both low during the year. Equities often moved in response to expected policy changes from the new presidential administration. Small cap stock appreciation can be partially explained by hopes of a lighter regulatory regime and a pro-growth domestic agenda, particularly tax-reform. Geopolitical concerns social divisiveness, and the age of the bull market were typically quoted as risks to the market. Net-net, the macroeconomic backdrop proved favorable.

Market factors had mixed benefits. Medium-term momentum returned 12.4% through October 31, 2017. Our strategy tends to benefit when momentum is positive and not volatile. Value, as a factor, was a headwind to performance. Operating cash-flow-to-price, our preferred valuation metric, declined 3.6%. The 361 U.S. Small Cap Equity Fund is managed to have an excess exposure to this factor.

Our behavior models performed well during the period. Companies that received the most favorable analyst revisions were rewarded more than those that had less favorable revisions. Unexpected surprise earnings—another key input into our models—had a net positive impact on our performance.

If we can construct a portfolio with more positive analyst revisions than negative relative to what would be expected for a similar-sized randomly created portfolio, we believe it will lead to excess returns over time. For the ten months ended October 31, 2017, analysts were slightly more negative than positive. Out of 66,646 total revisions in the universe, 32,152 (48.2%) were positive. Based on this mix, a portfolio created randomly from the same universe would have been expected to receive 152 net negative revisions. Our process created a portfolio that experienced 1,749 net positive revisions – 1,901 more than predicted.

Sixty-nine percent of the universe had earnings surprises of at least one standard deviation greater than consensus. Of those, 47% were positive. Among our holdings, 65% had positive surprises.

Sector weightings are commensurate with the benchmark; therefore stock-picking is a large determinant of alpha. Stock picks within Real Estate and Consumer Discretionary had the most positive effects. Stock selection in the Telecommunication Services and Health Care sectors had the most adverse effects. Individual stocks that contributed the most to performance were Chemours, Stamps.com, Corcept Therapeutics, Rogers, and CAI International. AMAG Pharmaceuticals, Big 5 Sporting Goods, Cliffs Natural Resources, Hawaiian Holdings, and Alpha & Omega Semiconductor detracted the most.

Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe.

The views in this commentary were as of October 31, 2017 and may not necessarily reflect the same views on the date this commentary is first published or any time thereafter. These views are intended to help shareholders in understanding the Fund's investment methodology and do not constitute investment advice.

361 Managed Futures Strategy Fund

FUND PERFORMANCE at October 31, 2017 (Unaudited)

This graph compares a hypothetical $100,000 investment in the Fund’s Class I shares, made at its inception, with a similar investment in the Citigroup 3-Month T-Bill Index. The performance graph above is shown for the Fund’s Class I shares; Investor Class shares performance may vary. Results include the reinvestment of all dividends and capital gains.

The Citigroup 3-Month T-Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 months. This index does not reflect expenses, fees or sales charge, which would lower performance. The index is unmanaged and it is not available for investment.

Average Annual Total Returns as of October 31, 2017	1 Year	5 Years	Since Inception	Inception Date
Investor Class	3.07%	3.13%	3.40%	12/20/11
Class I	3.30%	3.37%	3.64%	12/20/11
Citigroup 3-Month T-Bill index	0.71%	0.21%	0.19%	12/20/11

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted and may be obtained by calling (888) 736-1227.

Gross and net expense ratios for the Investor Class shares were 2.13% and 2.12%, respectively, and for the Class I shares were 1.88% and 1.87%, respectively, which were the amounts stated in the current prospectus dated March 1, 2017. For the Fund’s current one year expense ratios, please refer to the Financial Highlights section of this report. The Fund’s Advisor has contractually agreed to waive its fees and/or pay for operating expense of the Fund to ensure that total annual fund operating expenses do not exceed 2.24% and 1.99% of the average daily net assets of the Fund’s Investor Class and Class I shares, respectively. This agreement is in effect until February 28, 2018, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would have been lower.

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

361 Global Managed Futures Strategy Fund

FUND PERFORMANCE at October 31, 2017 (Unaudited)

This graph compares a hypothetical $100,000 investment in the Fund’s Class I shares, made at its inception, with a similar investment in the Citigroup 3-Month T-Bill Index. The performance graph above is shown for the Fund’s Class I shares; Investor Class shares performance may vary. Results include the reinvestment of all dividends and capital gains.

The Citigroup 3-Month T-Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 months. This index does not reflect expenses, fees or sales charge, which would lower performance. The index is unmanaged and it is not available for investment.

Average Annual Total Returns as of October 31, 2017	1 Year	3 Years	Since Inception	Inception Date
Investor Class	7.87%	6.49%	4.38%	02/12/14
Class I	8.19%	6.79%	4.64%	02/12/14
Citigroup 3-Month T-Bill index	0.71%	0.32%	0.26%	02/12/14

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted and may be obtained by calling (888) 736-1227.

Gross and net expense ratios for the Investor Class shares were 2.52% and 2.12%, respectively, and for the Class I shares were 2.27% and 1.87%, respectively, which were the amounts stated in the current prospectus dated March 1, 2017. For the Fund’s current one year expense ratios, please refer to the Financial Highlights section of this report. The Fund’s Advisor has contractually agreed to waive its fees and/or pay for operating expense of the Fund to ensure that total annual fund operating expenses do not exceed 1.99% and 1.74% of the average daily net assets of the Fund’s Investor Class and Class I shares Respectively. This agreement is in effect until February 28, 2018, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would have been lower.

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

361 Domestic Long/Short Equity Fund

FUND PERFORMANCE at October 31, 2017 (Unaudited)

This graph compares a hypothetical $1,000,000 investment in the Fund’s Class Y shares, made at its inception, with a similar investment in the Russell 1000 Index. The performance graph above is shown for the Fund’s Class Y shares; Investor Class shares and Class I shares performance may vary. Results include the reinvestment of all dividends and capital gains.

The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000 Index and includes approximately 1000 of the largest securities based on a combination of their market cap and current index membership, and includes the reinvestment of dividends. This index does not reflect expenses, fees or sales charge, which would lower performance. The index is unmanaged and it is not available for investment.

Average Annual Total Returns as of October 31, 2017	1 Year	Since Inception	Inception Date
Investor Class	11.26%	6.28%	03/31/16
Class I	11.72%	6.56%	03/31/16
Class Y	11.72%	6.69%	03/31/16
Russell 1000 Index	23.67%	17.61%	03/31/16

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted and may be obtained by calling (888) 736-1227.

Gross and net expense ratios for the Investor Class shares were 3.93% and 2.08%, respectively, for Class I shares were 3.68% and 1.83%, respectively, and for Class Y shares were 3.53% and 1.68%, respectively, which were the amounts stated in the current prospectus dated March 1, 2017. For the Fund’s current one year expense ratios, please refer to the Financial Highlights section of this report. The Fund’s Advisor has contractually agreed to waive its fees and/or pay for operating expenses to ensure that total annual fund operating expenses do not exceed 1.79%, 1.54%, and 1.39% of the average daily net assets of Investor Class, Class I and Class Y shares of the Fund, respectively. This agreement is in effect until February 28, 2018, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would have been lower.

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

361 Global Long/Short Equity Fund

FUND PERFORMANCE at October 31, 2017 (Unaudited)

The Analytic Global Long/Short Equity Fund, L.P. (the “Predecessor Account”) was a limited partnership that commenced operations on January 6, 2014 and reorganized into the Fund on December 12, 2014. The Fund's objectives, policies, guidelines and restrictions are, in all material respects, equivalent to those of the Predecessor Account. Performance shown prior to December 12, 2014 is that of the Predecessor Account and has not been adjusted to reflect the expenses of the Fund's applicable Share Class, which are lower than the expenses of the Predecessor Account. If the applicable Share Class expenses were reflected, the Predecessor Account returns would be higher than those shown. However, the Predecessor Account was not registered under the Investment Company Act of 1940 and therefore was not subject to certain restrictions on regulated investment companies. If the Predecessor Account had been registered, its performance may have been lower.

This graph compares a hypothetical $10,000 investment in the Fund’s Class I shares on January 6, 2014, Predecessor Account’s inception date, with a similar investment in the MSCI World Index. The performance graph above is shown for the Fund’s Class I shares; Investor Class shares and Class Y shares performance may vary. Results include the reinvestment of all dividends and capital gains.

The MSCI World Index represents large and mid-cap equity performance across 23 developed markets countries, covering approximately 85% of the free float-adjusted market capitalization in each.  This index does not reflect expenses, fees or sales charge, which would lower performance. The index is unmanaged and it is not available for investment.

Average Annual Total Returns as of October 31, 2017	1 Year	3 Years	Since Inception	Inception Date
Investor Class	13.26%	8.03%	8.40%	01/06/14
Class I	13.54%	8.32%	8.63%	01/06/14
Class Y	13.71%	8.44%	8.72%	01/06/14
MSCI World Index	22.77%	8.13%	7.92%	01/06/14

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted and may be obtained by calling (888) 736-1227.

Gross expense ratio for the Investor Class shares was 2.52% and net expense ratio after recoupment of waived fees and/or reimbursed expenses was 2.57%. For Class I shares, gross expense ratio was 2.22% and net expense ratio after recoupment of waived fees and/or reimbursed expenses was 2.27%. For Class Y shares, gross expense ratio was 2.12% and net expense ratio after recoupment of waived fees and/or reimbursed expenses was 2.17%. These were the amounts stated in the current prospectus dated March 1, 2017. For the Fund’s current one year expense ratios, please refer to the Financial Highlights section of this report. The Fund’s Advisor has contractually agreed to waive its fees and/or pay for operating expenses to ensure that total annual fund operating expenses do not exceed 1.94%, 1.69% and 1.54% of the average daily net assets of Investor Class, Class I and Class Y shares of the Fund, respectively. Effective, December 18, 2017, the Fund’s Advisor has agreed to reduce the limit on the total annual fund operating expenses by 0.15% to 1.79%, 1.54% and 1.39% of the average daily net assets of Investor Class, Class I and Class Y shares of the Fund, respectively. This agreement is in effect until February 28, 2018, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would have been lower.

361 Global Long/Short Equity Fund

FUND PERFORMANCE at October 31, 2017 (Unaudited) - Continued

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

361 Macro Opportunity Fund

FUND PERFORMANCE at October 31, 2017 (Unaudited)

This graph compares a hypothetical $100,000 investment in the Fund’s Class I shares, made at its inception, with a similar investment in the Citigroup 3-Month T-bill Index, MSCI All Country World Index, Bloomberg Barclays Global Aggregate Bond Index, and the Blended Index. The performance graph above is shown for the Fund’s Class I shares; Investor Class shares performance may vary. Results include the reinvestment of all dividends and capital gains.

The Citigroup 3-Month T-Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 months. The Blended Index – 80% MSCI All Country World Index is defined as a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. 20% Barclays Global Aggregate Bond Index is defined as an index that provides a broad-based measure of the global investment grade fixed-rate debt markets. The indices do not reflect expenses, fees, or sales charge, which would lower performance. These indices are unmanaged and they are not available for investment.

Average Annual Total Returns as of October 31, 2017	1 Year	3 Years	Since Inception	Inception Date
Investor Class	16.43%	0.75%	-0.03%	06/30/14
Class I	16.69%	0.98%	0.21%	06/30/14
Citigroup 3-Month T-Bill Index	0.71%	0.32%	0.29%	06/30/14
MSCI All Country World Index	23.20%	7.92%	6.57%	06/30/14
Bloomberg Barclays Global Aggregate Bond Index	1.18%	1.17%	0.09%	06/30/14
Blended Index	18.50%	6.63%	5.33%	06/30/14

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling (888) 736-1227.

Gross and net expense ratios for the Investor Class shares were 3.70% and 2.36%, respectively, and for the Class I shares were 3.45% and 2.11%, respectively, which were the amounts stated in the current prospectus dated March 1, 2017. For the Fund’s current one year expense ratios, please refer to the Financial Highlights section of this report. The Fund’s Advisor has contractually agreed to waive its fees and/or pay for operating expense of the Fund to ensure that total annual fund operating expenses do not exceed 2.15% and 1.90% of the average daily net assets of the Fund’s Investor Class and Class I shares, respectively. This agreement is in effect until February 28, 2018, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would have been lower.

361 Macro Opportunity Fund

FUND PERFORMANCE at October 31, 2017 (Unaudited) - Continued

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

361 U.S. Small Cap Equity Fund

FUND PERFORMANCE at October 31, 2017 (Unaudited)

This graph compares a hypothetical $10,000 investment in the Fund’s Class I shares, made at its inception, with a similar investment in the Russell 2000 Index. The performance graph above is shown for the Fund’s Class I shares; Investor Class shares and Class Y shares performance may vary. Results include the reinvestment of all dividends and capital gains.

The Russell 2000 Index measures the performance of the small-cap segment of the U.S. Equity universe. It is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership. The Russell 2000 Index is constructed to provide a comprehensive and unbiased small-cap barometer and is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set. This index does not reflect expenses, fees or sales charge, which would lower performance. The index is unmanaged and it is not available for investment.

Total Returns as of October 31, 2017	6 Months	Since Inception (Cumulative)	Inception Date
Investor Class	11.52%	14.20%	12/30/16
Class I	11.71%	14.50%	12/30/16
Class Y	11.80%	14.60%	12/30/16
Russell 2000 Index	8.01%	11.89%	12/30/16

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted and may be obtained by calling (888) 736-1227.

Gross and net expense ratios for the Investor Class shares were 1.79% and 1.51%, respectively, for Class I shares were 1.54% and 1.26%, respectively, and for Class Y shares were 1.39% and 1.11%, respectively, which were the amounts stated in the current prospectus dated March 1, 2017. For the Fund’s current one year expense ratios, please refer to the Financial Highlights section of this report. The Fund’s Advisor has contractually agreed to waive its fees and/or pay for operating expenses to ensure that total annual fund operating expenses do not exceed 1.50%, 1.25%, and 1.10% of the average daily net assets of Investor Class, Class I and Class Y shares of the Fund, respectively. Effective December 18, 2017, the Fund’s Advisor has agreed to reduce the limit on the total annual fund operating expenses by 0.26% to 1.24%, 0.99% and 0.84% of the average daily net assets of Investor Class, Class I and Class Y shares of the Fund, respectively. This agreement is in effect until February 28, 2018, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would have been lower.

361 U.S. Small Cap Equity Fund

FUND PERFORMANCE at October 31, 2017 (Unaudited) - Continued

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

361 Managed Futures Strategy Fund

SCHEDULE OF INVESTMENTS

As of October 31, 2017

Principal Amount		Value
	ASSET-BACKED SECURITIES – 41.0%
$1,592,050	AmeriCredit Automobile Receivables Trust 1.537% (LIBOR 1 Month+30 basis points), 5/18/2020[1,2]	$1,592,445
5,000,000	AmeriCredit Automobile Receivables Trust 2017-2 1.459% (LIBOR 1 Month+25 basis points), 9/18/2020[1,2]	5,000,500
5,000,000	ARI Fleet Lease Trust 2017-A 1.910%, 4/15/2026[2,3]	4,999,800
10,000,000	BA Credit Card Trust 1.629% (LIBOR 1 Month+39 basis points), 10/15/2021[1,2]	10,048,300
5,000,000	Barclays Dryrock Issuance Trust 2017-1 1.569% (LIBOR 1 Month+33 basis points), 3/15/2023[1,2]	5,017,565
1,200,000	BMW Vehicle Lease Trust 2017-2 2.070%, 10/20/2020[2]	1,200,323
	CARDS II Trust
2,000,000	Series 2017-1A, Class A, 1.609% (LIBOR 1 Month+37.00 basis points), 4/18/2022[1,3]	2,006,388
3,000,000	Series 2016-1A, Class A, 1.939% (LIBOR 1 Month+70.00 basis points), 7/15/2021[1,2,3]	3,016,008
	Chesapeake Funding II LLC
4,000,000	Series 2017-2A, Class A2, 1.689% (LIBOR 1 Month+45.00 basis points), 5/15/2029[1,2,3]	4,010,388
2,832,782	Series 2016-2A, Class A2, 2.239% (LIBOR 1 Month+100.00 basis points), 6/15/2028[1,2,3]	2,849,342
2,902,000	Discover Card Execution Note Trust 1.589% (LIBOR 1 Month+35 basis points), 8/17/2020[1,2]	2,904,696
3,000,000	Drive Auto Receivables Trust 2.800%, 7/15/2022[2]	3,002,880
	Evergreen Credit Card Trust Series 2016-1
1,000,000	Series 2017-1, Class A, 1.499% (LIBOR 1 Month+26.00 basis points), 10/15/2021[1,2,3]	1,000,198
8,000,000	Series 2016-1, Class A, 1.959% (LIBOR 1 Month+72.00 basis points), 4/15/2020[1,2,3]	8,023,816
3,500,000	First National Master Note Trust 2017-2 1.677% (LIBOR 1 Month+44 basis points), 10/16/2023[1,2]	3,501,015
5,000,000	Golden Credit Card Trust 1.980%, 4/15/2022[2,3]	4,995,210
4,000,000	Gosforth Funding 2017-1 PLC 1.787% (LIBOR 3 Month+47 basis points), 12/19/2059[1,2,3]	4,003,070
3,000,000	Hyundai Auto Lease Securitization Trust 2015-B 2.210%, 5/15/2020[2,3]	3,002,658
4,500,000	Hyundai Auto Lease Securitization Trust 2017-B 1.970%, 7/15/2020[2,3]	4,505,080
	Master Credit Card Trust II Series 2016-1
1,667,000	Series 2016-1A, Class C, 2.570%, 9/23/2019[2,3]	1,667,058
3,500,000	Series 2016-1A, Class A, 1.989% (LIBOR 1 Month+75.00 basis points), 9/23/2019[1,2,3]	3,509,142

361 Managed Futures Strategy Fund

SCHEDULE OF INVESTMENTS – Continued

As of October 31, 2017

Principal Amount		Value
	Asset-Backed Securities (Continued)
$4,600,000	Mercedes-Benz Auto Lease Trust 2017-A 2.010%, 1/17/2023[2]	$4,598,036
10,000,000	Mercedes-Benz Master Owner Trust 2015-B 1.619% (LIBOR 1 Month+38 basis points), 4/15/2020[1,2,3]	10,012,370
351,542	Navient Student Loan Trust 2016-3 1.838% (LIBOR 1 Month+60 basis points), 6/25/2065[1,2,3]	352,351
4,000,000	Navistar Financial Dealer Note Master Owner Trust II 3.538% (LIBOR 1 Month+230 basis points), 9/27/2021[1,3]	4,007,508
	NextGear Floorplan Master Owner Trust
3,000,000	Series 2017-2A, Class A1, 1.917% (LIBOR 1 Month+68.00 basis points), 10/17/2022[1,2,3]	3,002,133
6,000,000	Series 2016-1A, Class A1, 2.934% (LIBOR 1 Month+170.00 basis points), 4/15/2021[1,2,3]	6,106,410
4,000,000	PFS Financing Corp. 1.708% (LIBOR 1 Month+47 basis points), 10/15/2021[1,2,3]	4,003,940
1,066,752	Santander Drive Auto Receivables Trust 2014-1 2.360%, 4/15/2020[2]	1,067,900
3,000,000	Santander Drive Auto Receivables Trust 2017-3 2.190%, 3/15/2022[2]	2,997,111
7,125,649	SLM Private Education Loan Trust 2013-C 2.639% (LIBOR 1 Month+140 basis points), 10/15/2031[1,2,3]	7,209,803
967,815	SLM Student Loan Trust 2011-2 1.838% (LIBOR 1 Month+60 basis points), 11/25/2027[1,2]	974,686
148,201	SMART ABS Series 2015-1US Trust 1.759% (LIBOR 1 Month+52 basis points), 9/14/2018[1,2]	148,187
4,116,477	Sofi Consumer Loan Program 2017-3 LLC 2.770%, 5/25/2026[2,3]	4,129,230
1,711,316	Sofi Professional Loan Program 2016-E LLC 2.088% (LIBOR 1 Month+85 basis points), 7/25/2039[1,3]	1,726,637
2,182,331	Sofi Professional Loan Program 2017-C LLC 1.838% (LIBOR 1 Month+60 basis points), 7/25/2040[1,2,3]	2,189,980
4,000,000	Trillium Credit Card Trust II 1.960% (LIBOR 1 Month+72 basis points), 5/26/2021[1,2,3]	4,014,860
	Total Asset-Backed Securities
	(Cost $136,048,275)	136,397,024

	CERTIFICATE OF DEPOSITS – 2.7%
4,000,000	Bayerische Landesbank 1.710%, 8/17/2018	4,002,488
5,000,000	Commonwealth Bank of Australia 1.485%, 4/27/2018	5,003,260
	TOTAL CERTIFICATE OF DEPOSITS
	(Cost $9,000,123)	9,005,748

361 Managed Futures Strategy Fund

SCHEDULE OF INVESTMENTS – Continued

As of October 31, 2017

Principal Amount		Value
	Collateralized Mortgage Obligations – 1.5%
$4,993,866	Freddie Mac Structured Agency Credit Risk Debt Notes 2.888% (LIBOR 1 Month+165 basis points), 4/25/2024[1,2]	$5,066,277
	Total Collateralized Mortgage Obligations
	(Cost $4,937,665)	5,066,277
	Commercial Papers – 5.1%
4,000,000	Anheuser Busch InBev Worldwide, Inc. 1.600%, 7/5/2018	3,953,620
4,000,000	E. I. du Pont de Nemours and Co. 1.480%, 11/1/2017	3,999,852
4,000,000	Electricite de France 1.550%, 1/5/2018	3,989,256
5,000,000	Energy Transfer, LP 2.050%, 11/13/2017	4,996,855
	Total Commercial Papers
	(Cost $16,941,656)	16,939,583

	Corporate Bonds – 27.1%
	Communications – 1.5%
5,000,000	Verizon Communications, Inc. 1.865% (LIBOR 3 Month+55 basis points), 5/22/2020[1]	5,033,495
	Consumer, Cyclical – 1.5%
5,000,000	Home Depot, Inc. 1.466% (LIBOR 3 Month+15 basis points), 6/5/2020[1]	5,009,965
	Consumer, Non-cyclical – 8.2%
6,000,000	Aetna, Inc. 1.967% (LIBOR 3 Month+65 basis points), 12/8/2017[1]	6,002,916
2,560,000	Allergan Funding SCS 2.390% (LIBOR 3 Month+108 basis points), 3/12/2018[1,4]	2,568,120
5,000,000	BAT Capital Corp. 1.905% (LIBOR 3 Month+59 basis points), 8/14/2020[1,3]	5,028,415
4,000,000	BAT International Finance PLC 1.830% (LIBOR 3 Month+51 basis points), 6/15/2018[1,3,4]	4,007,048
5,000,000	Kraft Heinz Foods Co. 1.729% (LIBOR 3 Month+42 basis points), 8/9/2019[1]	5,010,925
1,820,000	Tyson Foods, Inc. 1.764% (LIBOR 3 Month+45 basis points), 8/21/2020[1]	1,824,219
2,650,000	UnitedHealth Group, Inc. 1.437% (LIBOR 3 Month+7 basis points), 10/15/2020[1]	2,651,087
		27,092,730
	Energy – 4.0%
5,000,000	BP Capital Markets PLC 1.734% (LIBOR 3 Month+43 basis points), 2/13/2018[1,4]	5,005,330
4,000,000	Chevron Corp. 1.486% (LIBOR 3 Month+17 basis points), 3/2/2018[1]	4,002,052

361 Managed Futures Strategy Fund

SCHEDULE OF INVESTMENTS – Continued

As of October 31, 2017

Principal Amount		Value
	Corporate Bonds (Continued)
	ENERGY (Continued)
$4,100,000	Statoil A.S.A. 1.511% (LIBOR 3 Month+20 basis points), 11/9/2017[1,4]	$4,100,184
		13,107,566
	Financial – 8.5%
5,000,000	Capital One N.A. 2.464% (LIBOR 3 Month+115 basis points), 8/17/2018[1,2]	5,031,670
5,000,000	Citibank N.A. 1.541% (LIBOR 3 Month+23 basis points), 11/9/2018[1]	5,005,495
5,000,000	Goldman Sachs Group, Inc. 2.523% (LIBOR 3 Month+116 basis points), 4/23/2020[1,2]	5,088,705
5,000,000	JPMorgan Chase & Co. 2.318% (LIBOR 3 Month+96 basis points), 1/23/2020[1]	5,076,980
6,085,000	New York Life Global Funding 1.755% (LIBOR 3 Month+39 basis points), 10/24/2019[1,3]	6,117,591
2,000,000	PNC Bank N.A. 1.676% (LIBOR 3 Month+36 basis points), 5/19/2020[1]	2,007,950
		28,328,391
	INDUSTRIAL – 0.4%
1,360,000	Stanley Black & Decker, Inc. 1.622%, 11/17/2018	1,356,573
	TECHNOLOGY – 3.0%
10,000,000	Apple, Inc. 1.561% (LIBOR 3 Month+25 basis points), 5/3/2018[1]	10,013,450
	Total Corporate Bonds
	(Cost $89,711,512)	89,942,170

	MEDIUM TERM NOTES – 4.4%
	FINANCIAL – 4.4%
4,975,000	Bank of America Corp. 2.399% (LIBOR 3 Month+104 basis points), 1/15/2019[1]	5,024,685
1,670,000	Fifth Third Bank 1.920% (LIBOR 3 Month+59 basis points), 9/27/2019[1,2]	1,682,291
4,000,000	Metropolitan Life Global Funding I 1.544% (LIBOR 3 Month+22 basis points), 9/19/2019[1,3]	4,006,728
4,000,000	Morgan Stanley 2.109% (LIBOR 3 Month+80 basis points), 2/14/2020[1,2]	4,018,880
		14,732,584
	Total Medium Term Notes
	(Cost $14,709,972)	14,732,584

361 Managed Futures Strategy Fund

SCHEDULE OF INVESTMENTS – Continued

As of October 31, 2017

Principal Amount		Value
	Municipal Bonds – 1.2%
$4,000,000	State of Mississippi 1.633% (LIBOR 1 Month+40 basis points), 11/1/2020[1,2]	$4,002,520
	Total Municipal Bonds
	(Cost $4,000,000)	4,002,520

Number of Shares
	Short-Term Investments – 14.4%
47,909,427	Federated Government Obligations Fund - Institutional Class, 0.90%[5]	47,909,427
	Total Short-Term Investments
	(Cost $47,909,427)	47,909,427

	Total Investments – 97.4%
	(Cost $323,258,630)	323,995,333
	Other Assets in Excess of Liabilities – 2.6%	8,485,321
	Total Net Assets – 100.0%	$332,480,654

LP – Limited Partnership
PLC – Public Limited Company

[1]	Floating rate security.
[2]	Callable.
[3]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $113,503,162, which represents 34.14% of total net assets of the Fund.
[4]	Foreign security denominated in U.S. Dollars.
[5]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

361 Managed Futures Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2017

FUTURES CONTRACTS

Number of Contracts	Description	Expiration Date	Notional Value	Value at October 31, 2017	Unrealized Appreciation (Depreciation)
891	Russell 2000 Index	December 2017	$66,438,187	$66,945,285	$507,098
(1,377)	CBOE Volatility Index	November 2017	(16,746,950)	(15,525,675)	1,221,275

TOTAL FUTURES CONTRACTS			$49,691,237	$51,419,610	$1,728,373

See accompanying Notes to Financial Statements.

361 Managed Futures Strategy Fund

SUMMARY OF INVESTMENTS

As of October 31, 2017

Security Type/Sector	Percent of Total Net Assets
Asset-Backed Securities	41.0%
Certificate of Deposits	2.7%
Collateralized Mortgage Obligations	1.5%
Commercial Papers	5.1%
Corporate Bonds
Financial	8.5%
Consumer, Non-cyclical	8.2%
Energy	4.0%
Technology	3.0%
Communications	1.5%
Consumer, Cyclical	1.5%
Industrial	0.4%
Total Corporate Bonds	27.1%
Medium Term Notes
Financial	4.4%
Total Medium Term Notes	4.4%
Municipal Bonds	1.2%
Short-Term Investments	14.4%
Total Investments	97.4%
Other Assets in Excess of Liabilities	2.6%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

361 Global Managed Futures Strategy Fund

SCHEDULE OF INVESTMENTS

As of October 31, 2017

Number of Shares		Value
	SHORT-TERM INVESTMENTS – 97.7%
104,051,894	Federated Government Obligations Fund - Institutional Class, 0.90%[1]	$104,051,894
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $104,051,894)	104,051,894

	TOTAL INVESTMENTS – 97.7%
	(Cost $104,051,894)	104,051,894
	Other Assets in Excess of Liabilities – 2.3%	2,400,437
	TOTAL NET ASSETS – 100.0%	$106,452,331

[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

361 Global Managed Futures Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2017

FUTURES CONTRACTS

Number of Contracts	Description	Expiration Date	Notional Value	Value at October 31, 2017	Unrealized Appreciation (Depreciation)
160	Russell 2000 Index	December 2017	$11,930,539	$12,021,600	$91,061

TOTAL FUTURES CONTRACTS			$11,930,539	$12,021,600	$91,061

See accompanying Notes to Financial Statements.

361 Global Managed Futures Strategy Fund

SUMMARY OF INVESTMENTS

As of October 31, 2017

Security Type	Percent of Total Net Assets
Short-Term Investments	97.7%
Total Investments	97.7%
Other Assets in Excess of Liabilities	2.3%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

361 Domestic Long/Short Equity Fund
SCHEDULE OF INVESTMENTS
As of October 31, 2017

Number of Shares		Value
	COMMON STOCKS – 102.9%
	BASIC MATERIALS – 3.8%
37,537	Freeport-McMoRan, Inc.*1	$524,767
15,842	Versum Materials, Inc.[1]	666,632
		1,191,399
	COMMUNICATIONS – 5.0%
10,446	CDW Corp.[1]	731,220
5,012	eBay, Inc.*1	188,652
4,886	IAC/InterActiveCorp*1	630,538
		1,550,410
	CONSUMER, CYCLICAL – 10.8%
1,791	Best Buy Co., Inc.[1]	100,260
4,969	Burlington Stores, Inc.*1	466,539
11,819	Extended Stay America, Inc.[1]	234,253
5,690	Lowe's Cos., Inc.[1]	454,915
224	NVR, Inc.*1	735,027
867	PVH Corp.[1]	109,944
12,308	Southwest Airlines Co.[1]	662,909
624	Tupperware Brands Corp.[1]	36,660
13,573	Yum China Holdings, Inc.*1	547,671
		3,348,178
	CONSUMER, NON-CYCLICAL – 20.8%
13,539	Baxter International, Inc.[1]	872,859
691	Booz Allen Hamilton Holding Corp.[1]	26,113
7,145	Bunge Ltd.[1,2]	491,433
5,949	Exelixis, Inc.*1	147,476
3,450	HCA Holdings, Inc.*1	260,992
13,820	Hologic, Inc.*1	523,087
2,934	IDEXX Laboratories, Inc.*1	487,543
15,624	Live Nation Entertainment, Inc.*1	684,019
9,349	PepsiCo, Inc.[1]	1,030,540
6,334	Pilgrim's Pride Corp.*1	201,294
20,174	U.S. Foods Holding Corp.*1	550,347
5,769	Varian Medical Systems, Inc.*1	601,072
2,991	Vertex Pharmaceuticals, Inc.*1	437,374
812	WellCare Health Plans, Inc.*1	160,565
		6,474,714
	ENERGY – 1.9%
8,406	Devon Energy Corp.[1]	310,181
9,331	Williams Cos., Inc.[1]	265,934
		576,115
	FINANCIAL – 17.9%
8,396	Assured Guaranty Ltd.[1,2]	311,492

361 Domestic Long/Short Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of October 31, 2017

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIAL (Continued)
18,822	CBRE Group, Inc. - Class A*1	$740,081
948	Columbia Property Trust, Inc. - REIT[1]	20,932
4,184	Comerica, Inc.[1]	328,737
961	FNF Group[1]	35,961
1,005	Howard Hughes Corp.*1	128,268
15,926	Liberty Property Trust - REIT[1]	682,907
9,376	LPL Financial Holdings, Inc.[1]	465,143
6,233	Outfront Media, Inc. - REIT[1]	146,164
20,921	Park Hotels & Resorts, Inc. - REIT[1]	602,315
18,160	Progressive Corp.[1]	883,484
25,638	Rayonier, Inc. - REIT[1]	768,627
10,278	Regions Financial Corp.[1]	159,103
6,475	Synovus Financial Corp.[1]	303,354
		5,576,568
	INDUSTRIAL – 2.9%
10,977	Waste Management, Inc.[1]	901,980
	TECHNOLOGY – 21.3%
4,382	Adobe Systems, Inc.*1	767,551
294	Black Knight, Inc.*1	13,333
2,480	Broadridge Financial Solutions, Inc.[1]	213,082
15,406	Cadence Design Systems, Inc.*1	664,923
7,527	Citrix Systems, Inc.*1	621,805
3,499	Cognizant Technology Solutions Corp. - Class A1	264,769
8,276	Dell Technologies, Inc. - Class V*1	685,005
11,923	DST Systems, Inc.[1]	698,926
3,972	Electronic Arts, Inc.*1	475,051
33,454	HP, Inc.[1]	720,934
1,054	Intuit, Inc.[1]	159,175
9,571	Manhattan Associates, Inc.*1	400,642
3,670	Micron Technology, Inc.*1	162,618
651	Skyworks Solutions, Inc.[1]	74,123
7,919	Synopsys, Inc.*1	685,152
		6,607,089
	UTILITIES – 18.5%
3,412	American Electric Power Co., Inc.[1]	253,887
1,772	CenterPoint Energy, Inc.[1]	52,416
20,087	Exelon Corp.[1]	807,698
17,414	Hawaiian Electric Industries, Inc.[1]	634,914
23,487	MDU Resources Group, Inc.[1]	642,369
8,972	OGE Energy Corp.[1]	330,529
10,286	PG&E Corp.[1]	594,222
20,804	PPL Corp.[1]	781,398
16,087	UGI Corp.[1]	769,924

361 Domestic Long/Short Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of October 31, 2017

Number of Shares		Value
	COMMON STOCKS (Continued)
	UTILITIES (Continued)
3,618	Vectren Corp.[1]	$246,531
33,070	Vistra Energy Corp.[1]	642,881
		5,756,769
	TOTAL COMMON STOCKS
	(Cost $29,531,522)	31,983,222

	SHORT-TERM INVESTMENTS – 18.9%
5,889,070	Fidelity Investments Money Market Funds Government Portfolio - Institutional Class, 0.96%[3]	5,889,070
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $5,889,070)	5,889,070
	TOTAL INVESTMENTS – 121.8%
	(Cost $35,420,592)	37,872,292
	Liabilities in Excess of Other Assets – (21.8)%	(6,788,738)
	TOTAL NET ASSETS – 100.0%	$31,083,554

	SECURITIES SOLD SHORT – (29.2)%
	COMMON STOCKS – (29.2)%
	BASIC MATERIALS – (1.2)%
(9,547)	CF Industries Holdings, Inc.	(362,595)
	COMMUNICATIONS – (2.6)%
(18,686)	FireEye, Inc.*	(316,167)
(3,350)	Palo Alto Networks, Inc.*	(493,120)
		(809,287)
	CONSUMER, CYCLICAL – (5.3)%
(6,461)	Adient PLC[2]	(545,050)
(5,250)	American Airlines Group, Inc.	(245,805)
(22,098)	Ford Motor Co.	(271,142)
(4,186)	Harley-Davidson, Inc.	(198,165)
(1,150)	Tesla, Inc.*	(381,260)
		(1,641,422)
	CONSUMER, NON-CYCLICAL – (4.3)%
(9,855)	Envision Healthcare Corp.*	(419,823)
(3,051)	Intercept Pharmaceuticals, Inc.*	(188,033)
(8,031)	Juno Therapeutics, Inc.*	(360,672)
(5,267)	Macquarie Infrastructure Corp.	(366,320)
		(1,334,848)
	ENERGY – (6.2)%
(20,756)	Extraction Oil & Gas, Inc.*	(331,058)
(4,046)	First Solar, Inc.*	(221,802)

361 Domestic Long/Short Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of October 31, 2017

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	ENERGY (Continued)
(11,247)	Hess Corp.	$(496,667)
(48,391)	Kosmos Energy Ltd.*2	(371,643)
(61,353)	Weatherford International PLC*2	(212,895)
(51,314)	Whiting Petroleum Corp.*	(308,397)
		(1,942,462)
	FINANCIAL – (4.7)%
(8,311)	Brighthouse Financial, Inc.*	(516,778)
(29,734)	New York Community Bancorp, Inc.	(373,459)
(2,928)	Realty Income Corp. - REIT	(157,146)
(49,569)	Spirit Realty Capital, Inc. - REIT	(411,918)
		(1,459,301)
	INDUSTRIAL – (3.7)%
(827)	Acuity Brands, Inc.	(138,275)
(1,635)	Ball Corp.	(70,191)
(2,707)	TransDigm Group, Inc.	(751,193)
(1,281)	Universal Display Corp.	(187,666)
		(1,147,325)
	TECHNOLOGY – (1.2)%
(2,989)	Cypress Semiconductor Corp.	(47,406)
(23,203)	Nuance Communications, Inc.*	(342,012)
		(389,418)
	TOTAL COMMON STOCKS
	(Proceeds $8,781,010)	(9,086,658)
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $8,781,010)	$(9,086,658)

PLC – Public Limited Company

REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	All or a portion of this security is segregated as collateral for securities sold short.
[2]	Foreign security denominated in U.S. Dollars.
[3]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

361 Domestic Long/Short Equity Fund

SUMMARY OF INVESTMENTS

As of October 31, 2017

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Technology	21.3%
Consumer, Non-cyclical	20.8%
Utilities	18.5%
Financial	17.9%
Consumer, Cyclical	10.8%
Communications	5.0%
Basic Materials	3.8%
Industrial	2.9%
Energy	1.9%
Total Common Stocks	102.9%
Short-Term Investments	18.9%
Total Investments	121.8%
Liabilities in Excess of Other Assets	(21.8)%
Total Net Assets	100.0%

 See accompanying Notes to Financial Statements.

361 Global Long/Short Equity Fund

SCHEDULE OF INVESTMENTS

As of October 31, 2017

Number of Shares		Value
	Common Stocks – 100.4%
	Basic Materials – 4.1%
72,200	Barrick Gold Corp.	$1,043,181
180,833	BlueScope Steel Ltd.	1,780,290
48,278	Covestro A.G.[1]	4,640,835
601,837	Fortescue Metals Group Ltd.	2,139,870
17,200	Mitsubishi Gas Chemical Co., Inc.	420,758
192,126	Rio Tinto Ltd.	10,237,628
817,139	South32 Ltd.	2,134,405
17,400	Tosoh Corp.	375,505
		22,772,472
	Communications – 6.8%
11,447	Alphabet, Inc. - Class A*2	11,825,209
539,300	I-CABLE Communications Ltd.*	16,895
219,900	Mixi, Inc.	10,720,542
107,293	Omnicom Group, Inc.[2]	7,209,017
184,300	Start Today Co., Ltd.	5,047,909
3,480,550	Telecom Italia S.p.A.	2,472,670
		37,292,242
	Consumer, Cyclical – 9.0%
40,100	ANA Holdings, Inc.	1,541,244
142,980	Best Buy Co., Inc.[2]	8,004,020
11,969	Carnival PLC	789,124
152,261	Darden Restaurants, Inc.[2]	12,526,512
364,517	Deutsche Lufthansa A.G.	11,710,868
40,765	Domino's Pizza, Inc.[2]	7,459,995
11,988	Flight Centre Travel Group Ltd.	429,783
23,645	Foot Locker, Inc.[2]	711,242
3,781,300	Genting Singapore PLC	3,384,612
72,600	Marubeni Corp.	486,786
26,608	Melco Resorts & Entertainment Ltd. - ADR[2]	672,650
438,845	Qantas Airways Ltd.	2,071,163
		49,787,999
	Consumer, Non-cyclical – 36.6%
158,169	AbbVie, Inc.[2]	14,274,752
177,073	Adecco Group A.G.	14,047,797
9,281	Align Technology, Inc.*2	2,217,973
87,513	Amgen, Inc.[2]	15,334,028
90,135	Anthem, Inc.[2]	18,857,143
44,100	Benesse Holdings, Inc.	1,494,998
36,616	Bunge Ltd.[2,3]	2,518,448
146,842	Cardinal Health, Inc.[2]	9,089,520
77,736	Celgene Corp.*2	7,849,004
40,313	Cigna Corp.[2]	7,950,530

361 Global Long/Short Equity Fund

SCHEDULE OF INVESTMENTS – Continued

As of October 31, 2017

Number of Shares		Value
	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
559,868	Coca-Cola Amatil Ltd.	$3,495,340
92,600	Empire Co., Ltd.	1,602,789
140,475	Express Scripts Holding Co.*2	8,609,713
390,000	First Pacific Co., Ltd.	296,947
119,149	G4S PLC	444,613
166,361	Gilead Sciences, Inc.[2]	12,470,421
35,760	H Lundbeck A/S	2,125,838
235,884	H&R Block, Inc.[2]	5,835,770
54,800	Humana, Inc.[2]	13,993,180
110,876	Johnson & Johnson[2]	15,457,223
48,393	ManpowerGroup, Inc.[2]	5,965,889
210,610	Merck & Co., Inc.[2]	11,602,505
67,900	Mitsubishi Tanabe Pharma Corp.	1,494,437
89,882	Orion Oyj - Class B	3,683,717
14,132	Randstad Holding N.V.	869,412
71,601	United Therapeutics Corp.*2	8,491,163
114,820	Varian Medical Systems, Inc.*2	11,963,096
		202,036,246
	Diversified – 0.6%
135,267	Industrivarden A.B. - C Shares	3,475,876
	Energy – 4.9%
247,800	Idemitsu Kosan Co., Ltd.	7,243,153
1,753,200	JXTG Holdings, Inc.	9,053,176
112,936	Repsol S.A.	2,116,303
21,136	Royal Dutch Shell PLC - B Shares	680,546
75,000	Showa Shell Sekiyu KK	884,794
67,130	Valero Energy Corp.[2]	5,295,886
82,000	Woodside Petroleum Ltd.	1,932,974
		27,206,832
	Financial – 12.6%
739,518	AGNC Investment Corp. - REIT[2]	14,886,497
1,185,597	Annaly Capital Management, Inc. - REIT[2]	13,586,942
113,477	Athene Holding Ltd. - Class A*2, 3	5,915,556
828,397	Intesa Sanpaolo S.p.A.	2,610,826
993,500	Kerry Properties Ltd.	4,471,043
234,600	National Bank of Canada	11,385,401
2,750,000	New World Development Co., Ltd.	4,100,043
136,700	Power Corp. of Canada	3,505,183
366,000	Wheelock & Co., Ltd.	2,549,722
154,516	XL Group PLC[2,3]	6,253,262
		69,264,475

361 Global Long/Short Equity Fund

SCHEDULE OF INVESTMENTS – Continued

As of October 31, 2017

Number of Shares		Value
	COMMON STOCKS (Continued)
	Industrial – 1.8%
8,914	Boeing Co.[2]	$2,299,634
215,800	Brother Industries Ltd.	5,251,083
35,600	Konica Minolta, Inc.	312,309
45,200	Nippon Electric Glass Co., Ltd.	1,845,453
		9,708,479
	Technology – 17.3%
1,817	Apple, Inc.[2]	307,146
276,520	CA, Inc.[2]	8,953,718
84,100	Canon, Inc.	3,159,393
1,500	Constellation Software, Inc.	853,399
475,468	HP, Inc.[2]	10,246,335
38,981	Micron Technology, Inc.*2	1,727,248
210,674	NetApp, Inc.[2]	9,358,139
44,105	Oracle Corp.[2]	2,244,945
146,509	Seagate Technology PLC[2,3]	5,416,438
311,200	Seiko Epson Corp.	7,426,251
78,700	Tokyo Electron Ltd.	13,857,477
103,104	VMware, Inc. - Class A*2	12,340,518
92,122	Western Digital Corp.[2]	8,223,731
358,990	Xerox Corp.[2]	10,880,987
		94,995,725
	Utilities – 6.7%
581,855	AGL Energy Ltd.	11,265,436
180,550	Endesa S.A.	4,132,376
4,552	Eversource Energy[2]	285,137
312,404	Exelon Corp.[2]	12,561,765
386,696	Gas Natural SDG S.A.	8,274,124
32,400	Osaka Gas Co., Ltd.	627,557
		37,146,395
	Total Common Stocks
	(Cost $515,877,632)	553,686,741

	Short-Term Investments – 16.6%
91,628,760	Fidelity Investments Money Market Funds Government Portfolio - Institutional Class, 0.96%[4]	91,628,760
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $91,628,760)	91,628,760

	Total Investments – 117.0%
	(Cost $607,506,392)	645,315,501

361 Global Long/Short Equity Fund

SCHEDULE OF INVESTMENTS – Continued

As of October 31, 2017

Number of Shares		Value
	Liabilities in Excess of Other Assets – (17.0)%	$(93,656,625)
	Total Net Assets – 100.0%	$551,658,876

	Securities Sold Short – (30.1)%
	Common Stocks – (30.1)%
	Basic Materials – (2.4)%
(21,523)	Albemarle Corp.	$(3,032,376)
(134,181)	CF Industries Holdings, Inc.	(5,096,194)
(421,800)	First Quantum Minerals Ltd.	(4,717,909)
(141,900)	Turquoise Hill Resources Ltd.*	(433,366)
		(13,279,845)
	Communications – (6.2)%
(153,314)	Altice N.V. - Class A*	(2,891,214)
(12,327)	Altice N.V. - Class B*	(232,409)
(2,639)	Iliad S.A.	(658,729)
(2,930)	Netflix, Inc.*	(575,540)
(57,783)	Palo Alto Networks, Inc.*	(8,505,658)
(120,300)	SoftBank Group Corp.	(10,661,250)
(48,028)	Telefonaktiebolaget LM Ericsson - B Shares	(302,242)
(62,863)	Twitter, Inc.*	(1,296,235)
(58,957)	Vivendi S.A.	(1,463,974)
(216,109)	Zayo Group Holdings, Inc.*	(7,792,891)
		(34,380,142)
	Consumer, Cyclical – (2.9)%
(8,721)	CarMax, Inc.*	(654,947)
(209,200)	Isetan Mitsukoshi Holdings Ltd.	(2,280,443)
(53,283)	L Brands, Inc.	(2,293,300)
(108,543)	LKQ Corp.*	(4,090,986)
(20,477)	Tesla, Inc.*	(6,788,740)
		(16,108,416)
	Consumer, Non-cyclical – (1.9)%
(124,989)	Ashtead Group PLC	(3,219,766)
(31,228)	DexCom, Inc.*	(1,404,323)
(66,314)	Edenred	(1,911,697)
(136,700)	Element Fleet Management Corp.	(1,053,250)
(105,803)	Sabre Corp.	(2,069,507)
(67,900)	Valeant Pharmaceuticals International, Inc.*	(793,158)
		(10,451,701)
	Energy – (6.9)%
(209,367)	Cheniere Energy, Inc.*	(9,785,814)
(102,961)	Continental Resources, Inc.*	(4,191,542)
(341,045)	Lundin Petroleum A.B.*	(8,023,098)
(157,089)	National Oilwell Varco, Inc.	(5,370,873)

361 Global Long/Short Equity Fund

SCHEDULE OF INVESTMENTS – Continued

As of October 31, 2017

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	ENERGY (Continued)
(11,977)	Occidental Petroleum Corp.	$(773,355)
(35,700)	PrairieSky Royalty Ltd.	(950,266)
(14,847)	Range Resources Corp.	(268,879)
(1,078,324)	Saipem S.p.A.*	(4,532,729)
(1,148,135)	Weatherford International PLC*3	(3,984,029)
		(37,880,585)
	Financial – (5.3)%
(15,593)	Equinix, Inc. - REIT	(7,227,355)
(32,329)	Hargreaves Lansdown PLC	(679,137)
(21,200)	Mitsubishi Estate Co., Ltd.	(384,452)
(57,832)	SBA Communications Corp. - Class A*	(9,090,034)
(355,287)	UniCredit S.p.A.*	(6,789,603)
(655,918)	VEREIT, Inc. - REIT	(5,175,193)
		(29,345,774)
	Industrial – (4.5)%
(188,426)	Ball Corp.	(8,089,128)
(7,250)	Boskalis Westminster	(259,156)
(1,810)	Martin Marietta Materials, Inc.	(392,499)
(419,072)	Tenaris S.A.	(5,720,760)
(84,687)	Vulcan Materials Co.	(10,310,642)
		(24,772,185)
	TOTAL COMMON STOCKS
	(Proceeds $158,230,905)	(166,218,648)
	Total Securities Sold Short
	(Proceeds $158,230,905)	$(166,218,648)

ADR – American Depository Receipt

PLC – Public Limited Company

REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $4,640,835, which represents 0.84% of total net assets of the Fund.
[2]	All or a portion of this security is segregated as collateral for securities sold short.
[3]	Foreign security denominated in U.S. Dollars.
[4]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

361 Global Long/Short Equity Fund

SUMMARY OF INVESTMENTS

As of October 31, 2017

Security Type/Country	Percent of Total Net Assets
Common Stocks
United States	62.6%
Japan	12.9%
Australia	4.6%
Canada	3.3%
Germany	3.0%
Spain	2.6%
Switzerland	2.6%
China	2.2%
United Kingdom	1.9%
Bermuda	1.1%
Italy	0.9%
Finland	0.8%
Sweden	0.6%
Singapore	0.6%
Denmark	0.4%
Netherlands	0.3%
Total Common Stocks	100.4%
Short-Term Investments	16.6%
Total Investments	117.0%
Liabilities in Excess of Other Assets	(17.0)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

361 Macro Opportunity Fund

SCHEDULE OF INVESTMENTS

As of October 31, 2017

Number of shares		Value
	Common Stocks – 57.9%
	Basic Materials – 3.5%
1,265	Alcoa, Inc.*	$60,442
2,897	Allegheny Technologies, Inc.*	72,946
446	FMC Corp.	41,415
900	Freeport-McMoRan, Inc.*	12,582
560	LyondellBasell Industries N.V. - Class A1	57,977
500	Nucor Corp.	28,915
1,054	Sociedad Quimica y Minera de Chile S.A. - ADR	62,966
437	Southern Copper Corp.	18,769
1,556	Steel Dynamics, Inc.	57,899
		413,911
	Communications – 4.8%
48	Alibaba Group Holding Ltd. - ADR*	8,875
69	Alphabet, Inc. - Class A*	71,280
48	Arista Networks, Inc.*	9,595
228	Baidu, Inc. - ADR*	55,618
2,075	Cisco Systems, Inc.	70,861
2,046	Extreme Networks, Inc.*	24,552
68	Facebook, Inc. - Class A*	12,244
1,838	FireEye, Inc.*	31,099
4,730	Iridium Communications, Inc.*	56,760
145	Netflix, Inc.*	28,482
360	Okta, Inc.*	10,411
476	Palo Alto Networks, Inc.*	70,067
654	Telecom Argentina S.A. - ADR	21,327
1,482	Tim Participacoes S.A. - ADR	27,328
666	Trade Desk, Inc. - Class A*	43,903
184	YY, Inc. - ADR*	16,632
		559,034
	Consumer, Cyclical – 4.5%
1,393	Allison Transmission Holdings, Inc.	59,189
1,445	DR Horton, Inc.	63,883
1,475	Fastenal Co.	69,281
1,143	Hilton Grand Vacations, Inc.*	46,817
1,133	International Game Technology[1]	26,626
2,367	Melco Resorts & Entertainment Ltd. - ADR	59,838
385	PACCAR, Inc.	27,616
2,004	PulteGroup, Inc.	60,581
1,328	Sony Corp. - ADR	57,648
196	WABCO Holdings, Inc.*	28,924
606	Yum China Holdings, Inc.*	24,452
		524,855

361 Macro Opportunity Fund

SCHEDULE OF INVESTMENTS – Continued

As of October 31, 2017

Number of Shares		Value
	Common Stocks (Continued)
	Consumer, Non-cyclical – 7.0%
849	Abbott Laboratories	$46,041
116	AbbVie, Inc.	10,469
2,932	Abeona Therapeutics, Inc.*	52,629
727	AerCap Holdings N.V.*1	38,269
178	Avexis, Inc.*	18,603
416	Bluebird Bio, Inc.*	57,866
1,538	Bright Scholar Education Holdings Ltd. - ADR*	36,697
1,075	Corcept Therapeutics, Inc.*	21,167
353	Diageo PLC - ADR	48,365
84	Euronet Worldwide, Inc.*	8,118
602	Global Payments, Inc.	62,578
3,170	Grifols S.A. - ADR	74,970
2,479	Immunomedics, Inc.*	26,575
329	Insulet Corp.*	19,348
578	Juno Therapeutics, Inc.*	25,958
638	Myriad Genetics, Inc.*	21,871
740	Neurocrine Biosciences, Inc.*	45,961
711	PayPal Holdings, Inc.*	51,590
1,658	QIAGEN N.V.*1	56,140
219	Quintiles IMS Holdings, Inc.*	23,674
1,368	Robert Half International, Inc.	70,821
		817,710
	Energy – 4.7%
245	Cimarex Energy Co.	28,648
1,415	ConocoPhillips	72,377
476	EOG Resources, Inc.	47,538
410	First Solar, Inc.*	22,476
1,703	JA Solar Holdings Co., Ltd. - ADR*	12,688
4,996	Marathon Oil Corp.	71,043
6,550	Oasis Petroleum, Inc.*	61,898
6,111	Petroleo Brasileiro S.A. - ADR*	65,082
4,934	Rowan Cos. PLC - Class A*1	70,704
1,218	Transportadora de Gas del Sur S.A. - ADR*	25,846
3,048	YPF S.A. - ADR	74,859
		553,159
	Financial – 6.6%
2,017	Aegon N.V.[1]	11,840
128	Aflac, Inc.	10,738
317	Apollo Global Management LLC - Class A	10,011
1,195	Banco Bradesco S.A. - ADR	12,631
84	Banco de Chile - ADR	7,738
334	Banco Macro S.A. - ADR	42,057
1,118	Banco Santander Chile - ADR	34,971

361 Macro Opportunity Fund

SCHEDULE OF INVESTMENTS – Continued

As of October 31, 2017

Number of Shares		Value
	Common Stocks (Continued)
	Financial (Continued)
2,207	Bank of America Corp.	$60,450
388	Chubb Corp.[1]	58,518
103	Credicorp Ltd.[1]	21,572
739	Grupo Financiero Galicia S.A. - ADR	40,571
1,607	Grupo Supervielle S.A. - ADR	43,084
2,141	IRSA Inversiones y Representaciones S.A. - ADR*	62,346
5,278	MGIC Investment Corp.*	75,475
8,490	Mitsubishi UFJ Financial Group, Inc. - ADR	57,647
1,415	Morgan Stanley	70,750
21,481	Och-Ziff Capital Management Group LLC - Class A	81,628
1,672	Sumitomo Mitsui Financial Group, Inc. - ADR	13,476
450	Travelers Cos., Inc.	59,603
		775,106
	Industrial – 11.1%
257	3M Co.	59,159
112	Aerovironment, Inc.*	5,730
53	Agilent Technologies, Inc.	3,606
1,582	Boise Cascade Co.*	56,082
620	C.H. Robinson Worldwide, Inc.	48,689
1,870	Casella Waste Systems, Inc.*	34,520
649	Caterpillar, Inc.	88,134
1,092	Emerson Electric Co.	70,390
143	FedEx Corp.	32,291
584	Greenbrier Cos., Inc.	30,485
403	Harris Corp.	56,146
713	Hyster-Yale Materials Handling, Inc.	55,963
1,827	Ichor Holdings Ltd.*1	56,984
378	Illinois Tool Works, Inc.	59,165
1,125	ITT Corp.	52,470
166	J.B. Hunt Transport Services, Inc.	17,661
1,292	KEMET Corp.*	33,191
362	Knight Transportation, Inc.*	15,005
495	Landstar System, Inc.	48,881
24	Lockheed Martin Corp.	7,396
6,285	Manitowoc Co., Inc.*	59,833
339	Novanta, Inc.*1	16,035
545	Proto Labs, Inc.*	47,551
349	Stanley Black & Decker, Inc.	56,381
362	Union Pacific Corp.	41,916
323	Universal Display Corp.	47,319
1,483	USG Corp.*	50,911
2,900	Vishay Intertechnology, Inc.	64,525
709	Waste Management, Inc.	58,259

361 Macro Opportunity Fund

SCHEDULE OF INVESTMENTS – Continued

As of October 31, 2017

Number of Shares		Value
	Common Stocks (Continued)
	Industrial (Continued)
771	Werner Enterprises, Inc.	$27,486
		1,302,164
	Technology – 14.5%
423	Apple, Inc.	71,504
862	Applied Materials, Inc.	48,643
246	ASML Holding N.V.[1]	44,465
1,285	Atlassian Corp. PLC - Class A*1	62,155
2,729	BlackBerry Ltd.*1	29,855
273	Broadcom Ltd.[1]	72,047
1,888	Brooks Automation, Inc.	64,928
480	Cadence Design Systems, Inc.*	20,717
655	Callidus Software, Inc.*	16,604
919	Coupa Software, Inc.*	31,935
3,714	Cypress Semiconductor Corp.	58,904
1,364	Diodes, Inc.*	46,840
642	DXC Technology Co.	58,756
639	EPAM Systems, Inc.*	58,245
2,046	Integrated Device Technology, Inc.*	63,569
524	International Business Machines Corp.	80,727
197	IPG Photonics Corp.*	41,943
315	Lam Research Corp.	65,700
1,402	LivePerson, Inc.*	19,698
3,867	Marvell Technology Group Ltd.[1]	71,423
1,392	Maxim Integrated Products, Inc.	73,136
138	Microchip Technology, Inc.	13,082
1,423	Micron Technology, Inc.*	63,053
137	Microsoft Corp.	11,396
463	MKS Instruments, Inc.	50,305
267	NVIDIA Corp.	55,218
3,303	ON Semiconductor Corp.*	70,420
318	salesforce.com, Inc.*	32,544
567	SAP S.E. - ADR	64,751
148	ServiceNow, Inc.*	18,703
698	Silicon Laboratories, Inc.*	66,240
2,736	STMicroelectronics N.V.[1]	64,488
835	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	35,346
435	Take-Two Interactive Software, Inc.*	48,133
377	Tower Semiconductor Ltd.*1	12,464
		1,707,937
	Utilities – 1.2%
854	Pampa Energia S.A. - ADR*	57,927

361 Macro Opportunity Fund

SCHEDULE OF INVESTMENTS – Continued

As of October 31, 2017

Number of Shares		Value
	Common Stocks (Continued)
	Utilities (Continued)
1,497	PG&E Corp.	$86,482
		144,409
	Total Common Stocks
	(Cost $6,302,809)	6,798,285
	Exchange-Traded Funds – 41.7%
1,774	iShares JP Morgan USD Emerging Markets Bond ETF	206,227
2,625	iShares MSCI All Peru Capped ETF	109,804
2,783	iShares MSCI Austria Capped ETF	66,375
3,051	iShares MSCI Chile Capped ETF	156,028
1,864	iShares MSCI China ETF	121,719
4,021	iShares MSCI France ETF	126,219
12,387	iShares MSCI Germany ETF[2]	409,638
4,562	iShares MSCI Hong Kong ETF	112,590
9,144	iShares MSCI India ETF[2]	322,280
2,200	iShares MSCI Ireland Capped ETF	102,344
4,940	iShares MSCI Italy Capped ETF	152,942
1,816	iShares MSCI Japan ETF	106,508
3,094	iShares MSCI Japan Small-Cap ETF	237,650
2,878	iShares MSCI Netherlands ETF	91,233
1,809	iShares MSCI Poland Capped ETF	48,952
4,045	iShares MSCI Singapore Capped ETF	103,269
1,426	iShares MSCI South Korea Capped ETF	106,608
7,033	iShares MSCI Sweden Capped ETF[2]	250,234
1,463	iShares MSCI Taiwan Capped ETF	55,740
3,404	iShares MSCI Thailand Capped ETF	301,458
4,134	Materials Select Sector SPDR Fund	243,906
29,003	PowerShares DB Base Metals Fund*	546,417
9,349	Technology Select Sector SPDR Fund[2]	588,520
4,473	VanEck Vectors India Small-Cap Index ETF - Class C	281,039
2,950	VanEck Vectors Vietnam ETF	47,259
	Total Exchange-Traded Funds
	(Cost $4,434,860)	4,894,959

Number of Contracts
	Purchased Options Contracts – 0.2%
	Call Options – 0.2%
	Chevron Corp.
8	Exercise Price: $120.00, Notional Amount: $96,000, Expiration Date: December 16, 2017	512
	Intel Corp.
19	Exercise Price: $38.00, Notional Amount: $72,200, Expiration Date: December 16, 2017	15,580

361 Macro Opportunity Fund

SCHEDULE OF INVESTMENTS – Continued

As of October 31, 2017

Number of Shares		Value
	Purchased Options Contracts (Continued)
	Call Options (Continued)
	Occidental Petroleum Corp.
51	Exercise Price: $70.00, Notional Amount: $357,000, Expiration Date: January 20, 2018	$2,040
	Texas Instruments, Inc.
18	Exercise Price: $95.00, Notional Amount: $171,000, Expiration Date: January 20, 2018	8,010
	Exxon Mobil Corp.
21	Exercise Price: $85.00, Notional Amount: $178,500, Expiration Date: January 20, 2018	2,058
	Total Call Options
	(Cost $9,751)	28,200
	Total Purchased Options Contracts
	(Cost $9,751)	28,200

Number of Shares
	Short-Term Investments – 0.6%
65,037	Fidelity Investments Money Market Funds Government Portfolio - Institutional Class, 0.96%[3]	65,037
	Total Short-Term Investments
	(Cost $65,037)	65,037

	Total Investments – 100.4%
	(Cost $10,812,457)	11,786,481
	Liabilities in Excess of Other Assets – (0.4)%	(41,827)
	Total Net Assets – 100.0%	$11,744,654

	Securities Sold Short – (3.3)%
	Common Stocks – (0.7)%
	Consumer, Cyclical – (0.7)%
(1,568)	Dave & Buster's Entertainment, Inc.*	(75,578)
	Total Common Stocks
	(Proceeds $84,327)	(75,578)
	Exchange-Traded Funds – (2.6)%
(2,436)	iShares 20+ Year Treasury Bond ETF	(303,184)
	Total Exchange-Traded Funds
	(Proceeds $298,697)	(303,184)
	Total Securities Sold Short
	(Proceeds $383,024)	$(378,762)

ADR – American Depository Receipt

ETF – Exchange-Traded Fund

361 Macro Opportunity Fund

SCHEDULE OF INVESTMENTS – Continued

As of October 31, 2017

PLC – Public Limited Company

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	All or a portion of this security is segregated as collateral for securities sold short.
[3]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

361 Macro Opportunity Fund

SUMMARY OF INVESTMENTS

As of October 31, 2017

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Technology	14.5%
Industrial	11.1%
Consumer, Non-cyclical	7.0%
Financial	6.6%
Communications	4.8%
Energy	4.7%
Consumer, Cyclical	4.5%
Basic Materials	3.5%
Utilities	1.2%
Total Common Stocks	57.9%
Exchange-Traded Funds	41.7%
Purchased Options Contracts
Call Options	0.2%
Total Purchased Options Contracts	0.2%
Short-Term Investments	0.6%
Total Investments	100.4%
Liabilities in Excess of Other Assets	(0.4)%
TOtal Net Assets	100.0%

 See accompanying Notes to Financial Statements.

361 U.S. Small Cap Equity Fund
SCHEDULE OF INVESTMENTS
As of October 31, 2017

Number of Shares		Value
	COMMON STOCKS – 99.9%
	BASIC MATERIALS – 3.2%
724	Chemours Co.	$40,985
1,918	Ferro Corp.*	45,687
828	Kraton Corp.*	40,597
		127,269
	COMMUNICATIONS – 4.7%
1,913	Consolidated Communications Holdings, Inc.	36,672
746	Imperva, Inc.*	31,854
609	Nexstar Media Group, Inc. - Class A	38,854
430	Proofpoint, Inc.*	39,737
179	Stamps.com, Inc.*	40,168
		187,285
	CONSUMER, CYCLICAL – 12.6%
577	Big Lots, Inc.	29,606
916	Camping World Holdings, Inc. - Class A	38,490
1,565	Dana, Inc.	47,717
1,541	KB Home	42,270
1,498	Meritor, Inc.*	38,963
1,688	Penn National Gaming, Inc.*	44,040
618	Red Robin Gourmet Burgers, Inc.*	42,271
958	Rush Enterprises, Inc.*	48,647
1,014	SkyWest, Inc.	47,760
339	The Children's Place, Inc.	36,883
1,198	Triton International Ltd.[1]	47,800
2,156	Zumiez, Inc.*	38,053
		502,500
	CONSUMER, NON-CYCLICAL – 21.8%
2,090	Akebia Therapeutics, Inc.*	37,933
2,086	AMAG Pharmaceuticals, Inc.*	32,750
1,035	CAI International, Inc.*	38,316
420	Cantel Medical Corp.	41,193
1,043	Central Garden & Pet Co.*	39,822
2,031	Chefs' Warehouse, Inc.*	40,518
2,101	Corcept Therapeutics, Inc.*	41,369
983	Emergent Biosolutions, Inc.*	40,293
496	Grand Canyon Education, Inc.*	44,397
2,329	Halozyme Therapeutics, Inc.*	41,293
358	Inogen, Inc.*	35,417
2,013	Lantheus Holdings, Inc.*	40,059
548	LHC Group, Inc.*	36,612
277	Ligand Pharmaceuticals, Inc.*	40,262
1,012	Natus Medical, Inc.*	42,909
711	On Assignment, Inc.*	43,527

361 U.S. Small Cap Equity Fund

SCHEDULE OF INVESTMENTS – Continued
As of October 31, 2017

Number of Shares		Value
	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
1,968	OraSure Technologies, Inc.*	$38,868
488	PRA Health Sciences, Inc.*	39,738
1,705	Quad/Graphics, Inc.	38,857
247	Sanderson Farms, Inc.	36,944
2,301	Vanda Pharmaceuticals, Inc.*	36,126
876	Weight Watchers International, Inc.*	39,350
		866,553
	ENERGY – 3.1%
1,435	CVR Energy, Inc.	39,391
1,318	Peabody Energy Corp.*	40,713
3,152	Rowan Cos. PLC - Class A*1	45,168
		125,272
	FINANCIAL – 25.0%
1,503	American Equity Investment Life Holding Co.	44,354
1,433	ARMOUR Residential REIT, Inc. - REIT	35,897
1,213	Artisan Partners Asset Management, Inc. - Class A	41,727
2,498	Brookline Bancorp, Inc.	38,469
3,973	Cousins Properties, Inc. - REIT	35,836
957	Essent Group Ltd.*1	40,787
573	Federal Agricultural Mortgage Corp.	42,540
5,926	First BanCorp*1	30,519
2,212	First Commonwealth Financial Corp.	32,207
1,467	First Financial Bancorp	40,049
1,274	First Industrial Realty Trust, Inc. - REIT	39,341
1,358	Heritage Financial Corp.	41,419
956	HFF, Inc.	41,930
1,380	HomeStreet, Inc.*	40,089
1,015	LegacyTexas Financial Group, Inc.	40,488
2,282	Old National Bancorp	41,532
2,615	OM Asset Management PLC[1]	39,957
1,161	Pebblebrook Hotel Trust - REIT	41,401
2,074	Preferred Apartment Communities, Inc. REIT	41,169
678	Preferred Bank	41,853
477	Primerica, Inc.	42,215
279	PS Business Parks, Inc. - REIT	36,920
1,145	Washington Federal, Inc.	39,846
533	Wintrust Financial Corp.	43,328
1,855	Xenia Hotels & Resorts, Inc. - REIT	40,365
		994,238
	INDUSTRIAL – 17.0%
522	Advanced Energy Industries, Inc.*	44,224
880	Altra Industrial Motion Corp.	42,152

361 U.S. Small Cap Equity Fund

SCHEDULE OF INVESTMENTS – Continued
As of October 31, 2017

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIAL (Continued)
565	Applied Industrial Technologies, Inc.	$35,962
500	Belden, Inc.	39,955
810	Greenbrier Cos., Inc.	42,282
1,116	JELD-WEN Holding, Inc.*	41,158
1,579	KEMET Corp.*	40,565
217	Littelfuse, Inc.	45,353
893	MasTec, Inc.*	38,890
479	Patrick Industries, Inc.*	44,547
295	Rogers Corp.*	44,864
683	Saia, Inc.*	44,258
689	TopBuild Corp.*	45,467
573	Trinseo S.A.[1]	40,683
2,134	Vishay Intertechnology, Inc.	47,482
1,119	Werner Enterprises, Inc.	39,892
		677,734
	TECHNOLOGY – 8.6%
621	Ebix, Inc.	42,197
1,408	Entegris, Inc.	46,112
757	Envestnet, Inc.*	40,424
517	HubSpot, Inc.*	44,746
875	Mantech International Corp. - Class A	40,608
972	Progress Software Corp.	41,145
930	RealPage, Inc.*	40,269
502	Silicon Laboratories, Inc.*	47,640
		343,141
	UTILITIES – 3.9%
2,115	NRG Yield, Inc.	38,810
865	Otter Tail Corp.	39,747
915	PNM Resources, Inc.	39,711
491	Spire, Inc.	38,765
		157,033
	TOTAL COMMON STOCKS
	(Cost $3,465,467)	3,981,025

	SHORT-TERM INVESTMENTS – 1.8%
71,168	Federated Government Obligations Fund - Institutional Class, 0.90%[2]	71,168
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $71,168)	71,168

	TOTAL INVESTMENTS – 101.7%
	(Cost $3,536,635)	4,052,193

361 U.S. Small Cap Equity Fund

SCHEDULE OF INVESTMENTS – Continued
As of October 31, 2017

Value
Liabilities in Excess of Other Assets – (1.7)%	$(68,603)
TOTAL NET ASSETS – 100.0%	$3,983,590

PLC – Public Limited Company

REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

361 U.S. Small Cap Equity Fund

SUMMARY OF INVESTMENTS

As of October 31, 2017

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Financial	25.0%
Consumer, Non-cyclical	21.8%
Industrial	17.0%
Consumer, Cyclical	12.6%
Technology	8.6%
Communications	4.7%
Utilities	3.9%
Basic Materials	3.2%
Energy	3.1%
Total Common Stocks	99.9%
Short-Term Investments	1.8%
Total Investments	101.7%
Liabilities in Excess of Other Assets	(1.7)%
Total Net Assets	100.0%

 See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES

As of October 31, 2017

	361 Managed Futures Strategy Fund	361 Global Managed Futures Strategy Fund	361 Domestic Long/Short Equity Fund
Assets:
Investments, at cost	$323,258,630	$104,051,894	$35,420,592
Foreign currency, at cost	-	2,416,644	-
Investments, at value	$323,995,333	$104,051,894	$37,872,292
Foreign currency, at value	-	2,450,079	-
Cash	-	1,258,822	21,318
Cash deposited with brokers for securities sold short	-	-	2,404,817
Cash deposited with brokers for futures contracts	7,536,856	-	-
Receivables:
Fund shares sold	37,287	720,972	90
Dividends and interest	461,698	75,349	10,871
Unrealized appreciation on open futures contracts	1,728,373	91,061	-
Prepaid expenses	26,085	8,612	11,721
Prepaid offering costs	-	-	-
Other assets	6,474	398	-
Total assets	333,792,106	108,657,187	40,321,109

Liabilities:
Securities sold short, proceeds	$-	$-	$8,781,010
Securities sold short, at value	$-	$-	$9,086,658
Foreign currency due to custodian, at value	-	-	-
Payables:
Due to brokers for futures contracts	-	1,971,916	-
Fund shares redeemed	579,849	22,668	-
Advisory fees	425,368	111,600	19,519
Sub-advisory fees	13,078	-	-
Shareholder servicing fees (Note 8)	71,403	17,147	3,234
Distribution fees (Note 7)	19,584	6,737	81
Transfer agent fees and expenses	47,210	13,111	11,739
Fund administration fees	43,525	11,424	6,865
Fund accounting fees	39,692	12,209	9,276
Shareholder reporting fees	20,856	6,487	1,655
Custody fees	19,980	5,682	6,599
Auditing fees	19,061	19,004	19,045
Chief Compliance Officer fees	1,505	790	1,007
Trustees' fees and expenses	1,163	438	665
Trustees' deferred compensation	169	150	145
Dividends and interest on securities sold short	-	-	16,402
Offering costs - Advisor	-	-	47,926
Accrued other expenses	9,009	5,493	6,739
Total liabilities	1,311,452	2,204,856	9,237,555

Net Assets	$332,480,654	$106,452,331	$31,083,554

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of October 31, 2017

	361 Managed Futures Strategy Fund	361 Global Managed Futures Strategy Fund	361 Domestic Long/Short Equity Fund
Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$336,962,715	$100,998,390	$28,452,986
Accumulated net investment loss	(1,599,932)	-	(86,748)
Accumulated net realized gain (loss) on investments, purchased options contracts, written options contracts, futures contracts, securities sold short and foreign currency transactions	(5,347,205)	5,329,445	571,264
Net unrealized appreciation on:
Investments	736,703	-	2,451,700
Futures contracts	1,728,373	91,061	-
Securities sold short	-	-	(305,648)
Foreign currency translations	-	33,435	-
Net Assets	$332,480,654	$106,452,331	$31,083,554

Maximum Offering Price per Share:
Investor Class Shares:
Net assets applicable to shares outstanding	$95,112,404	$32,907,220	$397,617
Shares of beneficial interest issued and outstanding	8,322,040	2,875,731	36,438
Redemption price per share	$11.43	$11.44	$10.91

Class I Shares:
Net assets applicable to shares outstanding	$237,368,250	$73,545,111	$3,436,053
Shares of beneficial interest issued and outstanding	20,474,434	6,365,776	314,107
Redemption price per share	$11.59	$11.55	$10.94

Class Y Shares:
Net assets applicable to shares outstanding	$-	$-	$27,249,884
Shares of beneficial interest issued and outstanding	-	-	2,488,040
Redemption price per share	$-	$-	$10.95

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of October 31, 2017

	361 Global Long/Short Equity Fund	361 Macro Opportunity Fund	361 U.S. Small Cap Equity Fund
Assets:
Investments, at cost	$607,506,392	$10,802,706	$3,536,635
Purchased options contracts, at cost	-	9,751	-
Foreign currency, at cost	1,450,421	-	-
Investments, at value	$645,315,501	$11,758,281	$4,052,193
Purchased options contracts, at value	-	28,200	-
Foreign currency, at value	1,431,539	-	-
Cash	-	13,509	-
Cash deposited with brokers for securities sold short	71,764,400	94,799	-
Receivables:
Investment securities sold	-	1,145,781	78,914
Fund shares sold	804,633	2,075	1,219
Dividends and interest	1,138,437	2,652	1,332
Due from Advisor	-	-	5,999
Unrealized appreciation on open futures contracts	-	-	-
Prepaid expenses	25,132	8,122	33,465
Prepaid offering costs	-	-	3,768
Other assets	-	-	-
Total assets	720,479,642	13,053,419	4,176,890

Liabilities:
Securities sold short, proceeds	$158,230,905	$383,024	$-
Foreign currency due to custodian, proceeds	-	4	-
Securities sold short, at value	$166,218,648	$378,762	$-
Foreign currency due to custodian, at value	-	4	-
Payables:
Investment securities purchased	-	-	78,286
Due to brokers for futures contracts	1,262,889	724,528	-
Fund shares redeemed	188,819	126,666	-
Advisory fees	589,566	16,701	-
Sub-advisory fees	-	-	-
Shareholder servicing fees (Note 8)	101,750	2,408	1,937
Distribution fees (Note 7)	18,079	50	379
Transfer agent fees and expenses	37,308	8,341	12,170
Fund administration fees	57,323	4,714	5,364
Fund accounting fees	52,476	6,750	6,533
Shareholder reporting fees	-	2,664	-
Custody fees	51,104	10,946	9,184
Auditing fees	20,000	19,000	17,806
Chief Compliance Officer fees	1,356	679	879
Trustees' fees and expenses	1,250	724	751
Trustees' deferred compensation	182	144	144
Dividends and interest on securities sold short	186,835	-	-
Offering costs - Advisor	-	-	53,626
Offering costs - Related parties	-	-	122
Accrued other expenses	33,181	5,684	6,119
Total liabilities	168,820,766	1,308,765	193,300

Net Assets	$551,658,876	$11,744,654	$3,983,590

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of October 31, 2017

	361 Global Long/Short Equity Fund	361 Macro Opportunity Fund	361 U.S. Small Cap Equity Fund
Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$487,693,066	$12,081,296	$3,384,571
Accumulated net investment income (loss)	1,904,293	(39,292)	-
Accumulated net realized gain (loss) on investments, purchased options contracts, written options contracts, futures contracts, securities sold short and foreign currency transactions	32,266,875	(1,275,636)	83,461
Net unrealized appreciation (depreciation) on:
Investments	37,809,109	955,575	515,558
Purchased options contracts	-	18,449	-
Futures contracts	-	-	-
Securities sold short	(7,987,743)	4,262	-
Foreign currency translations	(26,724)	-	-
Net Assets	$551,658,876	$11,744,654	$3,983,590

Maximum Offering Price per Share:
Investor Class Shares:
Net assets applicable to shares outstanding	$82,318,645	$230,885	$1,835,891
Shares of beneficial interest issued and outstanding	6,773,826	23,112	160,820
Redemption price per share	$12.15	$9.99	$11.42

Class I Shares:
Net assets applicable to shares outstanding	$430,609,733	$11,513,769	$1,483,198
Shares of beneficial interest issued and outstanding	35,282,554	1,143,210	129,573
Redemption price per share	$12.20	$10.07	$11.45

Class Y Shares:
Net assets applicable to shares outstanding	$38,730,498	$-	$664,501
Shares of beneficial interest issued and outstanding	3,167,783	-	58,000
Redemption price per share	$12.23	$-	$11.46

See accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS

For the Year Ended October 31, 2017

	361 Managed Futures Strategy Fund	361 Global Managed Futures Strategy Fund	361 Domestic Long/Short Equity Fund
Investment Income:
Dividends (net of foreign withholding taxes of $0, $0 and $349, respectively)	$-	$-	$573,527
Interest	6,439,025	480,779	52,737
Total investment income	6,439,025	480,779	626,264

Expenses:
Advisory fees	6,874,063	898,678	348,187
Sub-advisory fees	388,512	-	-
Shareholder servicing fees - Class I (Note 8)	345,657	51,187	4,979
Shareholder servicing fees - Investor Class (Note 8)	130,355	23,737	233
Fund administration fees	330,071	66,415	36,721
Distribution fees (Note 7)	313,740	56,943	389
Transfer agent fees and expenses	193,855	48,994	45,273
Fund accounting fees	154,000	43,170	37,243
Registration fees	55,786	44,437	79,989
Custody fees	52,127	14,678	16,699
Shareholder reporting fees	34,181	21,239	1,954
Auditing fees	19,826	18,751	19,844
Legal fees	18,933	16,980	15,829
Chief Compliance Officer fees	11,313	4,646	8,399
Trustees' fees and expenses	9,676	7,982	7,526
Interest expense	8,076	23,547	100,802
Miscellaneous	4,931	4,274	2,986
Insurance fees	3,391	1,398	843
Dividends on securities sold short	-	-	100,187
Offering costs	-	-	10,176

Total expenses	8,948,493	1,347,056	838,259
Advisory/sub-advisory fees waived	(34,310)	(15,608)	(191,619)
Other expenses absorbed	-	-	-
Net expenses	8,914,183	1,331,448	646,640
Net investment income (loss)	(2,475,158)	(850,669)	(20,376)

Realized and Unrealized Gain (Loss) on Investments, Purchased Options Contracts, Written Options Contracts, Futures Contracts, Securities Sold Short and Foreign Currency:
Net realized gain (loss) on:
Investments	140,956	-	1,599,650
Futures contracts	6,953,608	5,988,365	-
Securities sold short	-	-	(960,510)
Foreign currency transactions	-	9,358	-
Net realized gain	7,094,564	5,997,723	639,140
Net change in unrealized appreciation/depreciation on:
Investments	(70,884)	-	3,906,761
Futures contracts	1,728,373	547,028	-
Securities sold short	-	-	(939,356)
Foreign currency translations	-	24,110	-
Net change in unrealized appreciation/depreciation	1,657,489	571,138	2,967,405
Net realized and unrealized gain on investments, purchased options contracts, written options contracts, futures contracts, securities sold short and foreign currency	8,752,053	6,568,861	3,606,545

Net Increase (Decrease) in Net Assets from Operations	$6,276,895	$5,718,192	$3,586,169

See accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS - Continued

For the Year Ended October 31, 2017

	361 Global Long/Short Equity Fund	361 Macro Opportunity Fund	361 U.S. Small Cap Equity Fund[1]
Investment Income:
Dividends (net of foreign withholding taxes of $414,661, $2,153, and $0 respectively)	$13,921,565	$179,317	$35,121
Interest	544,936	4,382	682
Total investment income	14,466,501	183,699	35,803

Expenses:
Advisory fees	6,424,471	137,706	27,387
Sub-advisory fees	-	-	-
Shareholder servicing fees - Class I (Note 8)	418,568	8,890	2,312
Shareholder servicing fees - Investor Class (Note 8)	122,314	135	1,626
Fund administration fees	384,493	30,999	26,239
Distribution fees (Note 7)	212,974	410	2,717
Transfer agent fees and expenses	145,643	31,124	37,533
Fund accounting fees	199,258	31,663	21,323
Registration fees	165,042	32,920	47,958
Custody fees	172,690	27,428	27,509
Shareholder reporting fees	97,592	3,278	4,103
Auditing fees	19,760	18,744	17,806
Legal fees	20,612	10,146	14,564
Chief Compliance Officer fees	8,872	4,617	4,156
Trustees' fees and expenses	10,180	6,942	6,026
Interest expense	1,413,212	14,846	-
Miscellaneous	9,604	2,489	5,588
Insurance fees	3,748	1,215	1,144
Dividends on securities sold short	1,742,482	2,746	-
Offering costs	-	-	19,547

Total expenses	11,571,515	366,298	267,538
Advisory/sub-advisory fees waived/recovered	48,722	(137,706)	(27,387)
Other expenses absorbed	-	(1,274)	(198,056)
Net expenses	11,620,237	227,318	42,095
Net investment income (loss)	2,846,264	(43,619)	(6,292)

Realized and Unrealized Gain (Loss) on Investments, Purchased Options Contracts, Written Options Contracts, Futures Contracts, Securities Sold Short and Foreign Currency:
Net realized gain (loss) on:
Investments	64,667,402	910,822	83,679
Purchased options contracts	-	9,865	-
Written options contracts	-	17,514	-
Futures contracts	-	(27,168)	-
Securities sold short	(24,696,282)	(58,549)	-
Foreign currency transactions	(140,388)	(2,213)	-
Net realized gain	39,830,732	850,271	83,679
Net change in unrealized appreciation/depreciation on:
Investments	29,838,078	893,260	515,558
Purchased options contracts	-	17,413	-
Futures contracts	-	(6,383)	-
Securities sold short	(7,512,930)	4,262	-
Foreign currency translations	562	-	-
Net change in unrealized appreciation/depreciation	22,325,710	908,552	515,558
Net realized and unrealized gain on investments, purchased options contracts, written options contracts, futures contracts, securities sold short and foreign currency	62,156,442	1,758,823	599,237

Net Increase in Net Assets from Operations	$65,002,706	$1,715,204	$592,945

[1]	The 361 U.S. Small Cap Equity Fund commenced operations on December 30, 2016.

See accompanying Notes to Financial Statements.

361 Managed Futures Strategy Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended October 31, 2017	For the Year Ended October 31, 2016
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(2,475,158)	$(7,423,967)
Net realized gain (loss) on investments and futures contracts	7,094,564	(5,437,472)
Net change in unrealized appreciation/depreciation on investments	1,657,489	2,527,398
Net increase (decrease) in net assets resulting from operations	6,276,895	(10,334,041)

Capital Transactions:
Net proceeds from shares sold:
Investor Class	34,936,667	63,239,118
Class I	80,643,436	172,274,346
Cost of shares redeemed:
Investor Class	(106,791,716)	(158,366,026)
Class I	(310,626,901)	(392,692,634)
Net decrease in net assets from capital transactions	(301,838,514)	(315,545,196)

Total decrease in net assets	(295,561,619)	(325,879,237)

Net Assets:
Beginning of period	628,042,273	953,921,510
End of period	$332,480,654	$628,042,273

Accumulated net investment loss	$(1,599,932)	$(5,592,461)

Capital Share Transactions:
Shares sold:
Investor Class	3,203,468	5,763,645
Class I	7,277,572	15,531,323
Shares redeemed:
Investor Class	(9,760,477)	(14,419,585)
Class I	(28,064,323)	(35,491,211)
Net decrease in capital share transactions	(27,343,760)	(28,615,828)

 See accompanying Notes to Financial Statements.

361 Global Managed Futures Strategy Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended October 31, 2017	For the Year Ended October 31, 2016
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(850,669)	$(518,648)
Net realized gain on futures contracts and foreign currency transactions	5,997,723	5,139,819
Net change in unrealized appreciation/depreciation on futures contracts and foreign currency translations	571,138	(463,745)
Net increase in net assets resulting from operations	5,718,192	4,157,426

Distributions to Shareholders:
From net realized gain:
Investor Class	(357,618)	-
Class I	(921,188)	-
Total distributions to shareholders	(1,278,806)	-

Capital Transactions:
Net proceeds from shares sold:
Investor Class	27,841,272	4,878,772
Class I	60,078,929	42,816,268
Reinvestment of distributions:
Investor Class	326,560	-
Class I	877,230	-
Cost of shares redeemed:
Investor Class	(10,238,028)	(2,407,603)
Class I	(28,658,935)	(17,798,851)
Net increase in net assets from capital transactions	50,227,028	27,488,586

Total increase in net assets	54,666,414	31,646,012

Net Assets:
Beginning of period	51,785,917	20,139,905
End of period	$106,452,331	$51,785,917

Accumulated net investment loss	$-	$(231,130)

Capital Share Transactions:
Shares sold:
Investor Class	2,538,588	465,483
Class I	5,389,978	4,134,806
Shares reinvested:
Investor Class	30,605	-
Class I	81,603	-
Shares redeemed:
Investor Class	(935,155)	(238,773)
Class I	(2,606,108)	(1,723,371)
Net increase in capital share transactions	4,499,511	2,638,145

 See accompanying Notes to Financial Statements.

361 Domestic Long/Short Equity Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended October 31, 2017	For the Period March 31, 2016* through October 31, 2016
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$(20,376)	$62,671
Net realized gain on investments and securities sold short	639,140	152,538
Net change in unrealized appreciation/depreciation on investments and securities sold short	2,967,405	(821,353)
Net increase (decrease) in net assets resulting from operations	3,586,169	(606,144)

Distributions to Shareholders:
From net investment income:
Investor Class	(236)	-
Class I	(13,283)	-
Class Y	(114,494)	-
From net realized gain:
Investor Class	(941)	-
Class I	(30,414)	-
Class Y	(197,213)	-
Total distributions to shareholders	(356,581)	-

Capital Transactions:
Net proceeds from shares sold:
Investor Class	340,981	176,889
Class I	656,474	6,559,092
Class Y	4,097,048	25,610,000
Reinvestment of distributions:
Investor Class	1,083	-
Class I	39,309	-
Cost of shares redeemed:
Investor Class	(105,556)	(30,501)
Class I	(2,226,921)	(1,860,398)
Class Y	(4,797,390)	-
Net increase (decrease) in net assets from capital transactions	(1,994,972)	30,455,082

Total increase in net assets	1,234,616	29,848,938

Net Assets:
Beginning of period	29,848,938	-
End of period	$31,083,554	$29,848,938

Accumulated net investment income (loss)	$(86,748)	$70,374

Capital Share Transactions:
Shares sold:
Investor Class	32,357	17,532
Class I	64,485	647,580
Class Y	408,441	2,534,352
Shares reinvested:
Investor Class	111	-
Class I	4,011	-
Shares redeemed:
Investor Class	(10,493)	(3,069)
Class I	(216,562)	(185,407)
Class Y	(454,753)	-
Net increase (decrease) from capital share transactions	(172,403)	3,010,988

*	Commencement of operations.

 See accompanying Notes to Financial Statements.

361 Global Long/Short Equity Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended October 31, 2017	For the Year Ended October 31, 2016
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$2,846,264	$1,767,028
Net realized gain (loss) on investments, securities sold short and foreign currency	39,830,732	(5,396,111)
Net change in unrealized appreciation on investments, securities sold short and foreign currency	22,325,710	2,635,415
Net increase (decrease) in net assets resulting from operations	65,002,706	(993,668)

Distributions to Shareholders:
From net income
Investor Class	(269,442)	-
Class I	(2,608,177)	-
Class Y	(252,840)	-
From net realized gain
Investor Class	-	(376,485)
Class I	-	(926,818)
Class Y	-	(397,843)
Total distributions to shareholders	(3,130,459)	(1,701,146)

Capital Transactions:
Net proceeds from shares sold:
Investor Class	29,127,417	125,863,796
Class I	171,401,548	444,717,489
Class Y	11,931,475	24,250,799
Reinvestment of distributions:
Investor Class	260,903	358,020
Class I	2,119,363	679,339
Class Y	45,347	5,949
Cost of shares redeemed:
Investor Class	(55,007,367)	(69,025,181)
Class I	(211,210,761)	(104,707,827)
Class Y	(10,630,633)	(32,608,914)
Net increase (decrease) in net assets from capital transactions	(61,962,708)	389,533,470

Total increase (decrease) in net assets	(90,461)	386,838,656

Net Assets:
Beginning of period	551,749,337	164,910,681
End of period	$551,658,876	$551,749,337

Accumulated net investment income	$1,904,293	$2,157,202

Capital Share Transactions:
Shares sold:
Investor Class	2,563,416	11,636,537
Class I	14,948,721	41,021,579
Class Y	1,041,835	2,238,556
Shares reinvested:
Investor Class	24,225	33,242
Class I	196,419	62,902
Class Y	4,199	551
Shares redeemed:
Investor Class	(4,889,776)	(6,388,209)
Class I	(18,784,315)	(9,614,341)
Class Y	(923,000)	(3,018,401)
Net increase (decrease) from capital share transactions	(5,818,276)	35,972,416

See accompanying Notes to Financial Statements.

361 Macro Opportunity Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended October 31, 2017	For the Year Ended October 31, 2016
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(43,619)	$(23,039)
Net realized gain (loss) on investments, purchased options contracts, written options contracts, futures contracts and securities sold short	850,271	(813,675)
Net change in unrealized appreciation/depreciation on investments, purchased options contracts, futures contracts and securities sold short	908,552	(25,605)
Net increase (decrease) in net assets resulting from operations	1,715,204	(862,319)

Capital Transactions:
Net proceeds from shares sold:
Investor Class	81,210	11,460
Class I	863,226	4,270,932
Cost of shares redeemed:
Investor Class	(21,785)	(82,389)
Class I	(1,708,584)	(10,991,447)
Net decrease in net assets from capital transactions	(785,933)	(6,791,444)

Total increase (decrease) in net assets	929,271	(7,653,763)

Net Assets:
Beginning of period	10,815,383	18,469,146
End of period	$11,744,654	$10,815,383

Accumulated net investment loss	$(39,292)	$(38,188)

Capital Share Transactions:
Shares sold:
Investor Class	8,693	1,319
Class I	89,406	488,750
Shares redeemed:
Investor Class	(2,410)	(9,667)
Class I	(182,977)	(1,239,649)
Net decrease in capital share transactions	(87,288)	(759,247)

See accompanying Notes to Financial Statements.

361 U.S. Small Cap Equity Fund

STATEMENT OF CHANGES IN NET ASSETS

For the Period December 30, 2016* through October 31, 2017
Increase in Net Assets from:
Operations:
Net investment loss	$(6,292)
Net realized gain on investments	83,679
Net change in unrealized appreciation on investments	515,558
Net increase in net assets resulting from operations	592,945

Capital Transactions:
Net proceeds from shares sold:
Investor Class	1,963,693
Class I	3,564,012
Class Y	580,000
Cost of shares redeemed:
Investor Class	(333,411)
Class I	(2,383,649)
Net increase in net assets from capital transactions	3,390,645

Total increase in net assets	3,983,590

Net Assets:
Beginning of period	-
End of period	$3,983,590

Accumulated net investment loss	$-

Capital Share Transactions:
Shares sold:
Investor Class	193,322
Class I	350,156
Class Y	58,000
Shares redeemed:
Investor Class	(32,502)
Class I	(220,583)
Net increase from capital share transactions	348,393

*	Commencement of operations.

See accompanying Notes to Financial Statements.

361 Domestic Long/Short Equity Fund

STATEMENT OF CASH FLOWS

For the Year Ended October 31, 2017

Increase/(Decrease) in Cash:
Cash flows provided by (used for) operating activities:
Net increase in net assets resulting from operations	$3,586,169
Adjustments to reconcile net decrease in net assets from operations to net cash used for operating activities:
Purchase of investment securities	(82,370,531)
Proceeds from sale of investment securities	86,109,852
Proceeds from short sale	24,528,832
Closed short transactions	(26,021,952)
Purchase of short-term investment, net	(1,674,012)
Decrease in cash deposited with broker for securities sold short	1,684,051
Decrease in dividends and interest receivables	30,602
Decrease in prepaid expenses	34,365
Increase in payables for dividends and interest on securities sold short	7,304
Increase in Advisory and Subadvisory fees	9,276
Increase in accrued expenses	113
Net realized gain on investments	(585,397)
Net change in unrealized appreciation/depreciation on securities	(2,966,569)
Net cash used for operating activities	2,372,103

Cash flows provided by financing activities:
Proceeds from sale of shares	5,095,271
Redemption of shares	(7,129,867)
Dividends paid to shareholders, net of reinvestments	(316,189)
Net cash provided by financing activities	(2,350,785)

Net increase in Cash	21,318

Cash:
Beginning balance	-
Ending balance	$21,318

See accompanying Notes to Financial Statements.

361 Global Long/Short Equity Fund

STATEMENT OF CASH FLOWS

For the Year Ended October 31, 2017

Increase/(Decrease) in Cash:
Cash flows provided by (used for) operating activities:
Net increase in net assets resulting from operations	$65,002,706
Adjustments to reconcile net increase in net assets from operations to net cash used for operating activities:
Purchase of investment securities	(1,197,810,238)
Proceeds from sale of investment securities	1,276,062,188
Proceeds from short sale	395,819,150
Closed short transactions	(423,428,397)
Increase in foreign currency	(1,394,518)
Purchase of short-term investment, net	(17,971,932)
Decrease in cash deposited with broker for securites sold short	31,154,657
Increase in dividends and interest receivables	(224,380)
Decrease in other assets	67,771
Increase in payables for securities purchased	1,262,889
Decrease in payables for dividends and interest on securities sold short	(66,566)
Increase in Advisory and Subadvisory fees	11,784
Increase in accrued expenses	56,610
Return of capital dividends received	485,193
Net realized gain on investments	(39,874,410)
Net change in unrealized appreciation on securities	(22,325,148)
Net cash provided by operating activities	66,827,359

Cash flows provided by (used for) financing activities:
Proceeds from sale of shares	211,892,940
Redemption of shares	(278,015,453)
Dividends paid to shareholders, net of reinvestments	(704,846)
Net cash used for financing activities	(66,827,359)

Cash:
Beginning balance	-
Ending balance	$-

Non cash financing activities not included herein consist of $2,425,613 of reinvested dividends.

See accompanying Notes to Financial Statements.

361 Managed Futures Strategy Fund

FINANCIAL HIGHLIGHTS

Investor Class*

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended October 31,
	2017	2016	2015	2014	2013
Net asset value, beginning of period	$11.09	$11.18	$11.34	$11.47	$10.43
Income from Investment Operations:
Net investment loss[1]	(0.08)	(0.13)	(0.18)	(0.20)	(0.20)
Net realized and unrealized gain on investments	0.42	0.04	0.31	0.46	1.24
Total from investment operations	0.34	(0.09)	0.13	0.26	1.04

Less Distributions:
From net realized gain	-	-	(0.29)	(0.40)	(0.01)

Redemption fee proceeds[1]	-	-	-	0.01	0.01

Net asset value, end of period	$11.43	$11.09	$11.18	$11.34	$11.47

Total return[2]	3.07%	(0.81)%	1.16%	2.47%	10.09%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$95,113	$165,017	$263,118	$158,570	$174,619

Ratio of expenses to average net assets (including interest expense):
Before fees waived and expenses absorbed	2.13%	2.11%	2.09%	2.04%	2.12%
After fees waived and expenses absorbed	2.12%	2.10%	2.08%	2.03%	2.14%
Ratio of net investment loss to average net assets (including interest expense):
Before fees waived and expenses absorbed	(0.73)%	(1.18)%	(1.54)%	(1.82)%	(1.78)%
After fees waived and expenses absorbed	(0.72)%	(1.17)%	(1.53)%	(1.81)%	(1.80)%

Portfolio turnover rate	42%	17%	13%	96%	0%

*	Financial information from December 20, 2011 to October 31, 2014 is from Class A shares. The Fund re-designated its Class A shares as Investor Class shares effective November 1, 2014.
[1]	Based on average shares outstanding for the period.
[2]	Total returns would have been lower/higher had expenses not been waived/recovered by the Advisor. These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See accompanying Notes to Financial Statements.

361 Managed Futures Strategy Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended October 31,
	2017	2016	2015	2014	2013
Net asset value, beginning of period	$11.22	$11.28	$11.41	$11.51	$10.45
Income from Investment Operations:
Net investment loss[1]	(0.05)	(0.10)	(0.15)	(0.18)	(0.17)
Net realized and unrealized gain on investments	0.42	0.04	0.31	0.48	1.24
Total from investment operations	0.37	(0.06)	0.16	0.30	1.07

Less Distributions:
From net realized gain	-	-	(0.29)	(0.40)	(0.01)

Redemption fee proceeds[1]	-	-	-	- [2]	- [2]

Net asset value, end of period	$11.59	$11.22	$11.28	$11.41	$11.51

Total return[3]	3.30%	(0.53)%	1.42%	2.73%	10.26%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$237,368	$463,025	$690,804	$465,614	$291,176

Ratio of expenses to average net assets (including interest expense):
Before fees waived and expenses absorbed	1.88%	1.86%	1.84%	1.80%	1.87%
After fees waived and expenses absorbed	1.87%	1.85%	1.83%	1.79%	1.89%
Ratio of net investment loss to average net assets (including interest expense):
Before fees waived and expenses absorbed	(0.48)%	(0.93)%	(1.29)%	(1.58)%	(1.53)%
After fees waived and expenses absorbed	(0.47)%	(0.92)%	(1.28)%	(1.57)%	(1.55)%

Portfolio turnover rate	42%	17%	13%	96%	0%

[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower/higher had expenses not been waived/recovered by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See accompanying Notes to Financial Statements.

361 Global Managed Futures Strategy Fund

FINANCIAL HIGHLIGHTS

Investor Class*

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended October 31,			For the Period February 12, 2014** through October 31, 2014
	2017	2016	2015
Net asset value, beginning of period	$10.87	$9.55	$9.71	$10.00
Income from Investment Operations:
Net investment loss[1]	(0.15)	(0.18)	(0.20)	(0.16)
Net realized and unrealized gain (loss) on investments	0.99	1.50	0.04	(0.13)
Total from investment operations	0.84	1.32	(0.16)	(0.29)

Less Distributions:
From net realized gain	(0.27)	-	-	-

Redemption fee proceeds[1]	-	-	-	- [2]

Net asset value, end of period	$11.44	$10.87	$9.55	$9.71

Total return[3]	7.87%	13.82%	(1.65)%	(2.90)%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$32,907	$13,491	$9,694	$9,177

Ratio of expenses to average net assets (including interest expense):
Before fees waived and expenses absorbed[6]	2.04%	2.43%	2.78%	2.60%[5]
After fees waived and expenses absorbed[6]	2.02%	2.05%	2.15%	2.24%[5]
Ratio of net investment loss to average net assets (including interest expense):
Before fees waived and expenses absorbed	(1.38)%	(2.12)%	(2.71)%	(2.59)%[5]
After fees waived and expenses absorbed	(1.36)%	(1.74)%	(2.08)%	(2.23)%[5]

Portfolio turnover rate	0%	0%	0%	0%[4]

*	Financial information from February 12, 2014 to October 31, 2014 is from Class A shares. The Fund re-designated its Class A shares as Investor Class shares effective November 1, 2014.

**	Commencement of operations.

[1]	Based on average shares outstanding for the period.

[2]	Amount represents less than $0.01 per share.

[3]	Total returns would have been lower/higher had expenses not been waived/recovered by the Advisor. These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]	Not annualized.

[5]	Annualized.

[6]	If interest expense and dividends on securities sold short had been excluded, the expense ratios would have been lowered by 0.03% for the year ended October 31, 2017. For the prior periods ended October 31, 2016, 2015, and 2014, the ratios would have been lowered by 0.04%, 0.02% and 0.01%, respectively.

See accompanying Notes to Financial Statements.

361 Global Managed Futures Strategy Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended October 31,			For the Period February 12, 2014* through October 31, 2014
	2017	2016	2015
Net asset value, beginning of period	$10.94	$9.59	$9.72	$10.00
Income from Investment Operations:
Net investment loss[1]	(0.12)	(0.16)	(0.18)	(0.15)
Net realized and unrealized gain (loss) on investments	1.00	1.51	0.05	(0.13)
Total from investment operations	0.88	1.35	(0.13)	(0.28)

Less Distributions:
From net realized gain	(0.27)	-	-	-

Redemption fee proceeds[1]	-	-	-	- [2]

Net asset value, end of period	$11.55	$10.94	$9.59	$9.72

Total return[3]	8.19%	14.08%	(1.34)%	(2.80)%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$73,545	$38,295	$10,446	$30,855

Ratio of expenses to average net assets (including interest expense):
Before fees waived and expenses absorbed[6]	1.79%	2.18%	2.53%	2.36%[5]
After fees waived and expenses absorbed[6]	1.77%	1.80%	1.90%	2.00%[5]
Ratio of net investment loss to average net assets (including interest expense):
Before fees waived and expenses absorbed	(1.13)%	(1.87)%	(2.46)%	(2.35)%[5]
After fees waived and expenses absorbed	(1.11)%	(1.49)%	(1.83)%	(1.99)%[5]

Portfolio turnover rate	0%	0%	0%	0%[4]

*	Commencement of operations.

[1]	Based on average shares outstanding for the period.

[2]	Amount represents less than $0.01 per share.

[3]	Total returns would have been lower/higher had expenses not been waived/recovered by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]	Not Annualized.

[5]	Annualized.

[6]	If interest expense and dividends on securities sold short had been excluded, the expense ratios would have been lowered by 0.03% for the year ended October 31, 2017. For the prior periods ended October 31, 2016, 2015, and 2014, the ratios would have been lowered by 0.04%, 0.02% and 0.01%, respectively.

See accompanying Notes to Financial Statements.

361 Domestic Long/Short Equity Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended October 31, 2017	For the Period March 31, 2016* through October 31, 2016
Net asset value, beginning of period	$9.90	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	(0.05)	0.02
Net realized and unrealized gain (loss) on investments	1.16	(0.12)
Total from investment operations	1.11	(0.10)

Less Distributions:
From net investment income	(0.02)	-
From net realized gain	(0.08)	-
Total distributions	(0.10)	-

Net asset value, end of period	$10.91	$9.90

Total return [2]	11.26%	(1.00)%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$398	$143

Ratio of expenses to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed[3]	3.03%	3.91%[5]
After fees waived and expenses absorbed[3]	2.42%	2.06%[5]
Ratio of net investment income (loss) to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	(1.05)%	(1.46)%[5]
After fees waived and expenses absorbed	(0.44)%	0.39%[5]

Portfolio turnover rate	263%	123%[4]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. These returns include 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	If interest expense and dividends on securities sold short had been excluded, the expense ratio would have been lowered by 0.63% for the year ended October 31, 2017. For the prior period ended October 31, 2016 the ratio would have been lowered by 0.27%.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

361 Domestic Long/Short Equity Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended October 31, 2017	For the Period March 31, 2016* through October 31, 2016
Net asset value, beginning of period	$9.90	$10.00
Income from Investment Operations:
Net investment income[1]	(0.02)	0.04
Net realized and unrealized gain (loss) on investments	1.17	(0.14)
Total from investment operations	1.15	(0.10)

Less Distributions:
From net investment income	(0.03)	-
From net realized gain	(0.08)	-
Total distributions	(0.11)	-

Net asset value, end of period	$10.94	$9.90

Total return [2]	11.72%	(1.00)%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$3,436	$4,578

Ratio of expenses to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed[3]	2.76%	3.66%[5]
After fees waived and expenses absorbed[3]	2.15%	1.81%[5]
Ratio of net investment income (loss) to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	(0.78)%	(1.21)%[5]
After fees waived and expenses absorbed	(0.17)%	0.64%[5]

Portfolio turnover rate	263%	123%[4]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Total returns would have been lower had certain expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
[3]	If interest expense and dividends on securities sold short had been excluded, the expense ratio would have been lowered by 0.63% for the year ended October 31, 2017. For the prior period ended October 31, 2016 the ratio would have been lowered by 0.27%.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

361 Domestic Long/Short Equity Fund

FINANCIAL HIGHLIGHTS

Class Y

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended October 31, 2017	For the Period March 31, 2016* through October 31, 2016
Net asset value, beginning of period	$9.92	$10.00
Income from Investment Operations:
Net investment income[1]	- [2]	0.05
Net realized and unrealized gain (loss) on investments	1.15	(0.13)
Total from investment operations	1.15	(0.08)

Less Distributions:
From net investment income	(0.04)	-
From net realized gain	(0.08)	-
Total distributions	(0.12)	-

Net asset value, end of period	$10.95	$9.92

Total return [3]	11.72%	(0.80)%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$27,250	$25,128

Ratio of expenses to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed[4]	2.63%	3.51%[5]
After fees waived and expenses absorbed[4]	2.02%	1.66%[5]
Ratio of net investment income (loss) to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	(0.65)%	(1.06)%[5]
After fees waived and expenses absorbed	(0.04)%	0.79%[5]

Portfolio turnover rate	263%	123%[4]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had certain expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
[4]	If interest expense and dividends on securities sold short had been excluded, the expense ratio would have been lowered by 0.63% for the year ended October 31, 2017. For the prior period ended October 31, 2016 the ratio would have been lowered by 0.27%.
[5]	Not annualized.
[6]	Annualized.

See accompanying Notes to Financial Statements.

361 Global Long/Short Equity Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended October 31, 2017	For the Year Ended October 31, 2016	For the Period December 12, 2014* through October 31, 2015
Net asset value, beginning of period	$10.76	$10.92	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	0.03	0.02	(0.08)
Net realized and unrealized gain (loss) on investments	1.39	(0.09)	1.00
Total from investment operations	1.42	(0.07)	0.92

Less Distributions:
From net investment income	(0.03)	-	-
From net realized gain	-	(0.09)	-
Total distributions	(0.03)	(0.09)	-

Net asset value, end of period	$12.15	$10.76	$10.92

Total return [2]	13.26%	(0.61)%	9.20%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$82,319	$97,662	$41,444

Ratio of expenses to average net assets (including dividends on securities sold short and interest expense):
Before fees waived/recovered[5]	2.50%	2.50%	3.42%[4]
After fees waived/recovered[5]	2.51%	2.55%	2.69%[4]
Ratio of net investment income (loss) to average net assets (including dividends on securities sold short and interest expense):
Before fees waived/recovered	0.32%	0.20%	(1.61)%[4]
After fees waived/recovered	0.31%	0.15%	(0.88)%[4]

Portfolio turnover rate	237%	229%	204%[3]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. These returns include 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.
[5]	If interest expense and dividends on securities sold short had been excluded, the expense ratios would have been lowered by 0.61% for year ended October 31, 2017. For the prior periods ended October 31, 2016 and 2015, the ratios would have been lowered by 0.61% and 0.82%, respectively.

See accompanying Notes to Financial Statements.

361 Global Long/Short Equity Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended October 31, 2017	For the Year Ended October 31, 2016	For the Period December 12, 2014* through October 31, 2015
Net asset value, beginning of period	$10.82	$10.95	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	0.07	0.05	(0.06)
Net realized and unrealized gain (loss) on investments	1.39	(0.09)	1.01
Total from investment operations	1.46	(0.04)	0.95

Less Distributions:
From net investment income	(0.08)	-	-
From net realized gain	-	(0.09)	-
Total distributions	(0.08)	(0.09)	-

Net asset value, end of period	$12.20	$10.82	$10.95

Total return [2]	13.54%	(0.34)%	9.50%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$430,610	$421,094	$81,579

Ratio of expenses to average net assets (including dividends on securities sold short and interest expense):
Before fees waived/recovered[5]	2.21%	2.20%	3.19%[4]
After fees waived/recovered[5]	2.22%	2.25%	2.46%[4]
Ratio of net investment income (loss) to average net assets (including dividends on securities sold short and interest expense):
Before fees waived/recovered	0.60%	0.50%	(1.38)%[4]
After fees waived/recovered	0.59%	0.45%	(0.65)%[4]

Portfolio turnover rate	237%	229%	204%[3]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Total returns would have been lower had certain expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.
[5]	If interest expense and dividends on securities sold short had been excluded, the expense ratios would have been lowered by 0.61% for year ended October 31, 2017. For the prior periods ended October 31, 2016 and 2015, the ratios would have been lowered by 0.61% and 0.82%, respectively.

See accompanying Notes to Financial Statements.

361 Global Long/Short Equity Fund

FINANCIAL HIGHLIGHTS

Class Y

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended October 31, 2017	For the Year Ended October 31, 2016	For the Period December 12, 2014* through October 31, 2015
Net asset value, beginning of period	$10.84	$10.95	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	0.08	0.06	(0.05)
Net realized and unrealized gain (loss) on investments	1.40	(0.08)	1.00
Total from investment operations	1.48	(0.02)	0.95

Less Distributions:
From net investment income	(0.09)	-	-
From net realized gain	-	(0.09)	-
Total distributions	(0.09)	(0.09)	-

Net asset value, end of period	$12.23	$10.84	$10.95

Total return[2]	13.71%	(0.15)%	9.50%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$38,730	$32,993	$41,888

Ratio of expenses to average net assets (including dividends on securities sold short and interest expense):
Before fees waived/recovered[5]	2.10%	2.10%	3.09%[4]
After fees waived/recovered[5]	2.11%	2.15%	2.36%[4]
Ratio of net investment income (loss) to average net assets (including dividends on securities sold short and interest expense):
Before fees waived/recovered	0.71%	0.60%	(1.28)%[4]
After fees waived/recovered	0.70%	0.55%	(0.55)%[4]

Portfolio turnover rate	237%	229%	204%[3]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Total returns would have been lower had certain expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.
[5]	If interest expense and dividends on securities sold short had been excluded, the expense ratios would have been lowered by 0.61% for year ended October 31, 2017. For the prior periods ended October 31, 2016 and 2015, the ratios would have been lowered by 0.61% and 0.82%, respectively.

See accompanying Notes to Financial Statements.

361 Macro Opportunity Fund

FINANCIAL HIGHLIGHTS

Investor Class*

Per share operating performance.

For a capital share outstanding throughout each period.

				For the Period
	For the Year Ended October 31,			June 30, 2014** through
	2017	2016	2015	October 31, 2014
Net asset value, beginning of period	$8.58	$9.14	$9.77	$10.00
Income from Investment Operations:
Net investment loss[1]	(0.06)	(0.04)	(0.06)	(0.05)
Net realized and unrealized gain (loss) on investments	1.47	(0.52)	(0.57)	(0.18)
Total from investment operations	1.41	(0.56)	(0.63)	(0.23)

Redemption fee proceeds[1]	-	-	-	-

Net asset value, end of period	$9.99	$8.58	$9.14	$9.77

Total return[2]	16.43%	(6.13)%	(6.45)%	(2.30)%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$231	$144	$230	$294

Ratio of expenses to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed[5]	3.57%	3.54%	3.41%	6.82%[4]
After fees waived and expenses absorbed[5]	2.31%	2.20%	2.17%	2.22%[4]
Ratio of net investment loss to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	(1.90)%	(1.75)%	(1.83)%	(5.99)%[4]
After fees waived and expenses absorbed	(0.64)%	(0.41)%	(0.59)%	(1.39)%[4]

Portfolio turnover rate	533%	816%	1,596%	628%[3]

*	Financial information from June 30, 2014 to October 31, 2014 is from Class A shares. The Fund re-designated its Class A shares as Investor Class shares effective November 1, 2014.
**	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.
[5]	If interest expense and dividends on securities sold short had been excluded, the expense ratios would have been lowered by 0.16% for the year ended October 31, 2017. For the prior periods ended October 31, 2016, 2015 and 2014, the ratios would have been lowered by 0.05%, 0.02% and 0.07%, respectively.

See accompanying Notes to Financial Statements.

361 Macro Opportunity Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended October 31,			For the Period June 30, 2014* through October 31, 2014
	2017	2016	2015
Net asset value, beginning of period	$8.63	$9.18	$9.78	$10.00
Income from Investment Operations:
Net investment loss[1]	(0.04)	(0.01)	(0.03)	(0.04)
Net realized and unrealized gain (loss) on investments	1.48	(0.54)	(0.57)	(0.18)
Total from investment operations	1.44	(0.55)	(0.60)	(0.22)

Redemption fee proceeds[1]	-	-	-	-

Net asset value, end of period	$10.07	$8.63	$9.18	$9.78

Total return[2]	16.69%	(5.99)%	(6.13)%	(2.20)%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$11,514	$10,671	$18,239	$8,585

Ratio of expenses to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed[5]	3.32%	3.29%	3.16%	6.57%[4]
After fees waived and expenses absorbed[5]	2.06%	1.95%	1.92%	1.97%[4]
Ratio of net investment loss to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	(1.65)%	(1.50)%	(1.58)%	(5.74)%[4]
After fees waived and expenses absorbed	(0.39)%	(0.16)%	(0.34)%	(1.14)%[4]

Portfolio turnover rate	533%	816%	1,596%	628%[3]

*	Commencement of operations.

[1]	Based on average shares outstanding for the period.

[2]	Total returns would have been lower had expenses not been waived by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[3]	Not annualized.

[4]	Annualized.

[5]	If interest expense and dividends on securities sold short had been excluded, the expense ratios would have been lowered by 0.16% for the year ended October 31, 2017. For the prior periods ended October 31, 2016, 2015 and 2014, the ratios would have been lowered by 0.05%, 0.02% and 0.07%, respectively.

See accompanying Notes to Financial Statements.

361 U.S. Small Cap Equity Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout the period.

For the Period December 30, 2016* through October 31, 2017
Net asset value, beginning of period	$10.00
Income from Investment Operations:
Net investment loss[1]	(0.03)
Net realized and unrealized gain on investments	1.45
Total from investment operations	1.42

Net asset value, end of period	$11.42

Total return [2]	14.20%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1,836

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	8.50%[4]
After fees waived and expenses absorbed	1.50%[4]
Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(7.39)%[4]
After fees waived and expenses absorbed	(0.39)%[4]

Portfolio turnover rate	265%[3]

*	Commencement of operations.

[1]	Based on average shares outstanding for the period.

[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. These returns include 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[3]	Not annualized.

[4]	Annualized.

See accompanying Notes to Financial Statements.

361 U.S. Small Cap Equity Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout the period.

For the Period December 30, 2016* through October 31, 2017
Net asset value, beginning of period	$10.00
Income from Investment Operations:
Net investment loss[1]	(0.01)
Net realized and unrealized gain on investments	1.46
Total from investment operations	1.45

Net asset value, end of period	$11.45

Total return [2]	14.50%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1,483

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	8.24%[4]
After fees waived and expenses absorbed	1.24%[4]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(7.13)%[4]
After fees waived and expenses absorbed	(0.13)%[4]

Portfolio turnover rate	265%[3]

*	Commencement of operations.

[1]	Based on average shares outstanding for the period.

[2]	Total returns would have been lower had certain expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

[3]	Not annualized.

[4]	Annualized.

See accompanying Notes to Financial Statements.

361 U.S. Small Cap Equity Fund

FINANCIAL HIGHLIGHTS

Class Y

Per share operating performance.

For a capital share outstanding throughout the period.

For the Period December 30, 2016* through October 31, 2017
Net asset value, beginning of period	$10.00
Income from Investment Operations:
Net investment income[1]	- [2]
Net realized and unrealized gain on investments	1.46
Total from investment operations	1.46

Net asset value, end of period	$11.46

Total return[3]	14.60%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$665

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	8.10%[5]
After fees waived and expenses absorbed	1.10%[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(6.99)%[5]
After fees waived and expenses absorbed	0.01%[5]

Portfolio turnover rate	265%[4]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had certain expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

361 Funds

NOTES TO FINANCIAL STATEMENTS

October 31, 2017

Note 1 – Organization

361 Managed Futures Strategy Fund (“Managed Futures Strategy” or “Managed Futures Strategy Fund”), 361 Global Managed Futures Strategy Fund (formerly known as 361 Global Counter-Trend) (“Global Managed Futures Strategy” or “Global Managed Futures Strategy Fund”), 361 Domestic Long/Short Equity Fund (“Domestic Long/Short Equity” or “Domestic Long/Short Equity Fund”), 361 Global Long/Short Equity Fund (“Global Long/Short Equity” or “Global Long/Short Equity Fund”), 361 Macro Opportunity Fund (formerly known as the 361 Global Macro Opportunity Fund) (“Macro Opportunity” or “Macro Opportunity Fund”) and 361 U.S. Small Cap Equity Fund (“U.S. Small Cap Equity” or “U.S. Small Cap Equity Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Managed Futures Strategy Fund’s primary investment objective is to seek positive absolute returns that have a low correlation to the returns of broad stock and bond markets. The Fund commenced investment operations on December 20, 2011, with two classes of shares, Class A and Class I. Class A shares were re-designated as Investor Class shares on November 1, 2014.

The Global Managed Futures Strategy Fund’s primary investment objective is to seek positive absolute returns that have a low correlation to the returns of global stock and bond markets. The Fund commenced investment operations on February 12, 2014, with two classes of shares, Class A and Class I. Class A shares were re-designated as Investor Class shares on November 1, 2014.

The Domestic Long/Short Equity Fund’s primary investment objective is to achieve long-term capital appreciation. The Fund commenced investment operations on March 31, 2016, with three classes of shares, Investor Class, Class I and Class Y.

The Global Long/Short Equity Fund’s primary investment objective is to seek to achieve long-term capital appreciation. As a secondary objective, the Global Long/Short Equity Fund also seeks to preserve capital in down markets. The Fund commenced investment operations on December 12, 2014, with three classes of shares, Investor Class, Class I and Class Y.

The Global Long/Short Equity Fund commenced operations on December 12, 2014, prior to which its only activity was the receipt of a $10,010 investment from the Fund’s advisor and a $644,131 transfer of shares of the Fund in exchange for the net assets of the Analytic Global Long/Short Equity Fund, L.P., a Delaware limited partnership (“L.P.”). This exchange was nontaxable, whereby the Fund issued 64,413 shares for the net assets of the SMA on December 12, 2014. Gross assets with a fair market value of $830,593 consisting of cash, interest receivable and securities of the L.P. with a fair value of $644,098 (identified cost of investments transferred $638,574) were the primary assets received by the Fund. The Fund also assumed a liability for short securities with a fair market value of $186,452 (identified proceeds of $203,052) as part of this exchange. For financial reporting purposes, assets and liabilities received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the L.P. was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amount distributable to shareholders for tax purposes.

The Macro Opportunity Fund’s primary investment objective is to seek long–term positive absolute return. The Fund commenced investment operations on June 30, 2014, with two classes of shares, Class A and Class I. Class A shares were re-designated as Investor Class shares on November 1, 2014.

361 Funds

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2017

The U.S. Small Cap Equity Fund’s primary investment objective is to achieve long-term capital appreciation. The Fund commenced investment operations on December 30, 2016, with three classes of shares, Investor Class, Class I and Class Y.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

Each Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Funds might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Funds’ advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Foreign securities traded in countries outside the U.S. are fair valued by utilizing the quotations of an independent pricing service. The pricing service uses statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Fund calculates the NAVs. The Board reviews the independent third party fair valuation analysis report quarterly.

361 Funds

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2017

(b) Options

The Funds may write or purchase options contracts primarily to enhance the Funds’ returns or reduce volatility. In addition, the Funds may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. When a Fund writes or purchases an option, an amount equal to the premium received or paid by a Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by a Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether a Fund has realized a gain or a loss on investment transactions. A Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

(c) Stock Index Futures

The Funds may invest in stock index futures as a substitute for a comparable market position in the underlying securities. A stock index future obligates the seller to deliver (and the purchaser to accept), effectively, an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Funds’ agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and a Fund’s basis in the contract. Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. The purchase of a futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate the futures transaction. There is minimal counterparty credit risk involved in entering into futures contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

(d) Short Sales

Short sales are transactions under which the Funds sell a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Funds must borrow the security to make delivery to the buyer. The Funds then are obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Funds. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Funds are required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Funds also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Funds are subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

361 Funds

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2017

(e) Short-Term Investments

The Global Managed Futures Strategy Fund invests a significant amount (97.7% of its net assets as of October 31, 2017) in the Federated Government Obligations Fund (“GOIXX”). GOIXX invests primarily in a portfolio of U.S. Treasury and government securities maturing in 397 days or less and repurchase agreements collateralized fully by U.S. treasury and government agency securities. GOIXX invests in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, and diversification of investments. An investment in GOIXX is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although GOIXX seeks to preserve the value of investment at $1.00 per share, it is possible to lose money by investing in GOIXX.

GOIXX files complete Semi-Annual and Annual Reports with the U.S. Securities and Exchange Commission for semi-annual and annual periods of each fiscal year on Form N-CSR. The Forms N-CSR are available on the website of the U.S. Securities and Exchange Commission at www.sec.gov, and may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The net expense ratio per July 31, 2017 Annual report of Federated Government Obligations Fund was 0.18%.

(f) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees, which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

The Domestic Long/Short Equity Fund incurred offering costs of approximately $23,535, which were being amortized over a one-year period from March 31, 2016 (commencement of operations).

The U.S. Small Cap Equity Fund incurred offering costs of approximately $23,315, which were being amortized over a one-year period from December 30, 2016 (commencement of operations).

In conjunction with the use of short sales, written options contracts or futures contracts, the Funds may be required to maintain collateral in various forms. At October 31, 2017, such collateral is denoted in the Funds’ Schedule of Investments and Statement of Assets and Liabilities. Also in conjunction with the use of short sales, written options contracts or futures contracts, the Funds, when appropriate, utilize a segregated margin deposit account with the counterparty. At October 31, 2017, these segregated margin deposit accounts are denoted in the Funds’ Statements of Assets and Liabilities.

361 Funds

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2017

(g) Federal Income Taxes

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Funds’ tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Funds’ current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the open periods ended October 31, 2014 through 2017, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(h) Distributions to Shareholders

The Funds will make distributions of net investment income and capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

361 Funds

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2017

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with 361 Capital, LLC (the “Advisor”). Under the terms of the Agreement, the Funds pay a monthly investment advisory fee to the Advisor. The annual rates are listed by Fund in the table below. The Advisor has contractually agreed to waive its fee and/or pay for operating expenses (excluding any taxes, leverage interest, acquired fund fees and expenses as determined in accordance with Form N-1A, dividend and interest expense on short sales, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation expenses) in order to limit total annual operating expenses of each fund. This agreement is in effect until February 28, 2018 for the Managed Futures Strategy Fund, Global Managed Futures Strategy Fund, Domestic Long/Short Equity Fund, Global Long/Short Equity Fund, Macro Opportunity Fund and U.S. Small Cap Equity Fund and it may be terminated before that date only by the Trust’s Board of Trustees. The table below contains the expense cap by Fund and by Class.

	Investment Advisory Fees	Total Limit on Annual Operating Expenses Investor Class Shares†	Total Limit on Annual Operating Expenses Class I Shares†	Total Limit on Annual Operating Expenses Class Y Shares†
Managed Futures Strategy Fund	1.50%	2.24%	1.99%	-
Global Managed Futures Strategy Fund*	1.25%	1.99%	1.74%	-
Domestic Long/Short Equity Fund	1.10%	1.79%	1.54%	1.39%
Global Long/Short Equity Fund	1.25%	1.94%	1.69%	1.54%
Macro Opportunity Fund	1.25%	2.15%	1.90%	-
U.S. Small Cap Equity Fund	0.85%	1.50%	1.25%	1.10%

†	The total limit on annual operating expenses is calculated based on each Fund’s average daily net assets.
*	The current expense information for Global Managed Futures Strategy Fund was effective June 30, 2016. Prior to June 30, 2016, the total limit on annual operating expenses, Investor Class and Class I were 2.04% and 1.79%, respectively.

Federated Investment Management Company (“Federated” or the “Sub-Advisor”) serves as sub-advisor to the Managed Futures Strategy Fund. Under the Sub-Advisory Agreement, the Fund will pay the Sub-Advisor an annual sub-advisory fee of 0.10% of the allocated average net assets of the Fund on the first $250 million and 0.08% on such assets over $250 million. The Sub-Advisor may invest the cash portion of its allocated Fund assets in money market mutual funds managed by Federated (the “Federated Money Market Funds”). The Sub-Advisor waives its sub-advisory fee equal to the amount of management fee it received from the Fund’s investments in the Federated Money Market Funds. For the year ended October 31, 2017, the Sub-Advisor waived $34,310 of its sub-advisory fees.

The Advisor has engaged Analytic Investors, LLC (the “Sub-Advisor”) to manage the assets of the 361 Domestic Long/Short Equity Fund and 361 Global Long/Short Equity Fund and pays the Sub-Advisor from its advisory fees.

361 Funds

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2017

For the periods ended October 31, 2017, the Advisor waived fees and absorbed other expenses as follows:

	Advisory fees waived	Other expenses absorbed	Total
Managed Futures Strategy Fund	$-	$-	$-
Global Managed Futures Strategy Fund	15,608	-	15,608
Domestic Long/Short Equity Fund	191,619	-	191,619
Global Long/Short Equity Fund	-	-	-
Macro Opportunity Fund	137,706	1,274	138,980
U.S. Small Cap Equity Fund	27,387	198,056	225,443
	$372,320	$199,330	$571,650

For the year ended October 31, 2017, the Advisor recovered $48,722 of its previously waived advisory fees and other absorbed expenses for the Global Long/Short Equity Fund.

Each Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. The Advisor may recapture all or a portion of this amount no later than October 31, of the years stated below:

	Managed Futures Strategy Fund	Global Managed Futures Strategy Fund	Domestic Long/Short Equity Fund	Global Long/Short Equity Fund	Macro Opportunity Fund	U.S. Small Cap Equity Fund
2018	$-	$152,227	$-	$-	$186,794	$-
2019	-	125,483	155,292	-	181,467	-
2020	-	15,608	191,619	-	138,980	225,443
Total	$-	$293,318	$364,911	$-	$507,241	$225,443

IMST Distributors, LLC serves as the Funds’ distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Funds’ custodian.

361 Funds

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2017

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators. For the periods ended October 31, 2017, the Funds’ allocated fees incurred for Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statements of Operations.

The Funds’ Board of Trustees had adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or defer some or all payments provided for in the Plan. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account.  The Funds’ liability for these amounts is adjusted for market value changes and remains in the Funds until distributed in accordance with the Plan.  All amounts payable under the Plan constitute a general unsecured obligation of the Funds.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Funds’ allocated fees incurred for CCO services for the periods ended October 31, 2017, are reported on the Statements of Operations.

Note 4 – Federal Income Taxes

As of October 31, 2017, the cost of investments on a tax basis and gross unrealized appreciation (depreciation) on investments for federal income tax purposes were as follows:

	Managed Futures Strategy Fund	Global Managed Futures Strategy Fund	Domestic Long/Short Equity Fund	Global Long/Short Equity Fund	Macro Opportunity Fund	U.S. Small Cap Equity Fund
Cost of investments	$323,258,630	$104,051,894	$26,773,134	$451,982,406	$10,432,617	$3,543,904

Gross unrealized appreciation	$759,263	$-	$3,662,424	$55,579,441	$1,022,642	$536,856
Gross unrealized depreciation	(22,560)	-	(1,649,924)	(28,464,994)	(47,540)	(28,567)
Net unrealized appreciation on investments	$736,703	$-	$2,012,500	$27,114,447	$975,102	$508,289

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sale loss deferrals.

361 Funds

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2017

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the periods ended October 31, 2017, permanent differences in book and tax accounting have been reclassified to paid-in capital, accumulated net investment income/loss and accumulated net realized gain/loss as follows:

Increase (Decrease)
Fund	Paid-in Capital	Accumulated Net Investment Income/Loss	Accumulated Net Realized Gain/Loss
Managed Futures Strategy Fund	$(6,370,936)	$6,467,687	$(96,751)
Global Managed Futures Strategy Fund	802	1,081,799	(1,082,601)
Domestic Long/Short Equity Fund	251	(8,733)	8,482
Global Long/Short Equity Fund	595	31,286	(31,881)
Macro Opportunity Fund	(36,411)	42,515	(6,104)
U.S. Small Cap Equity Fund	(6,074)	6,292	(218)

As of October 31, 2017, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Managed Futures Strategy Fund	Global Managed Futures Strategy Fund	Domestic Long/Short Equity Fund	Global Long/Short Equity Fund	Macro Opportunity Fund	U.S. Small Cap Equity Fund
Undistributed ordinary income	$-	$3,051,699	$547,084	$23,258,359	$-	$89,477
Undistributed long-term capital gains	-	2,368,807	157,732	13,619,728	-	1,253
Tax accumulated earnings	-	5,420,506	704,816	36,878,087	-	90,730

Accumulated capital and other losses	(5,218,764)	-	(86,748)	-	(1,311,744)	-
Unrealized appreciation (depreciation) on investments	736,703	-	2,012,500	27,114,447	975,102	508,289
Unrealized appreciation (depreciation) on foreign currency, futures contracts and securities sold short	-	33,435	-	(26,724)	-	-
Total accumulated earnings (deficit)	$(4,482,061)	$5,453,941	$2,630,568	$63,965,810	$(336,642)	$599,019

361 Funds

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2017

The tax character of the distributions paid during the fiscal years ended October 31, 2017, and October 31, 2016 were as follows:

	Managed Futures Strategy Fund		Global Managed Futures Strategy Fund
Distributions paid from:	2017	2016	2017	2016
Ordinary income	$-	$-	$30,768	$-
Net long-term capital gains	-	-	1,248,038	-
Total distributions paid	$-	$-	$1,278,806	$-

	Domestic Long/Short Equity Fund		Global Long/Short Equity Fund
Distributions paid from:	2017	2016	2017	2016
Ordinary income	$356,536	$-	$3,130,459	$1,701,146
Net long-term capital gains	45	-	-	-
Total distributions paid	$356,581	$-	$3,130,459	$1,701,146

	Macro Opportunity Fund		U.S. Small Cap Equity Fund
Distributions paid from:	2017	2016	2017	2016
Ordinary income	$-	$-	$-	$-
Net long-term capital gains	-	-	-	-
Total distributions paid	$-	$-	$-	$-

At October 31, 2017, the Funds had capital loss carryforwards, which reduce the Funds’ taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax. Pursuant to the Code, the capital loss carryforwards are as follows:

Not Subject to Expiration:
Fund	Short-Term	Long-Term	Total
Managed Futures Strategy Fund	$1,849,835	$1,768,997	$3,618,832
Global Managed Futures Strategy Fund	-	-	-
Domestic Long/Short Equity Fund	-	-	-
Global Long/Short Equity Fund	-	-	-
Macro Opportunity Fund	1,271,040	1,412	1,272,452
U.S. Small Cap Equity Fund	-	-	-

During the fiscal year ended October 31, 2017, the 361 Managed Futures Strategy Fund utilized $3,465,378 of short-term and $5,260,808 of long-term non-expiring capital loss carryovers, the 361 Global Long/Short Equity Fund utilized $4,384,537 of short-term non-expiring capital loss carryovers and the 361 Macro Opportunity Fund utilized $781,951 of short-term and $46,320 of long-term non-expiring capital loss carryovers.

361 Funds

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2017

As of October 31, 2017, the following Funds had qualified late-year ordinary losses, which are deferred until fiscal year 2017 for tax purposes.

Fund	Late-Year Ordinary Losses
Managed Futures Strategy Fund	$1,599,932
Global Managed Futures Strategy Fund	-
Domestic Long/Short Equity Fund	86,748
Global Long/Short Equity Fund	-
Macro Opportunity Fund	39,292
U.S. Small Cap Equity Fund	-

Net late-year losses incurred after December 31, and within the taxable year are deemed to arise on the first day of the Fund's next taxable year.

Note 5 – Redemption Fee

Effective August 28, 2014, the Funds no longer charged a 2.00% redemption fee on all shares redeemed within 90 days of purchase.

Note 6 – Investment Transactions

For the periods ended October 31, 2017, purchases and sales of investments, excluding short-term investments, futures contracts and options contracts, were as follows:

	Purchases	Sales	Securities sold short	Cover short securities
Managed Futures Strategy Fund	$144,917,978	$328,799,925	$-	$-
Global Managed Futures Strategy Fund	-	-	-	-
Domestic Long/Short Equity Fund	82,370,401	86,109,852	24,528,832	26,021,952
Global Long/Short Equity Fund	1,197,810,238	1,276,062,188	395,819,150	423,428,397
Macro Opportunity Fund	54,316,863	55,493,641	3,030,440	2,705,965
U.S. Small Cap Equity Fund	12,953,156	9,566,298	-	-

Note 7 – Distribution Plan

The Trust, on behalf of each Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act which allows each Fund to pay distribution fees for the sale and distribution of its Investor Class shares. The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets attributable to Investor Class, payable to IMST Distributors, LLC. Class I and Class Y shares do not pay any distribution fees.

For the year ended October 31, 2017, for the Managed Futures Strategy Fund, Global Managed Futures Strategy Fund, Domestic Long/Short Equity Fund, Global Long/Short Equity Fund, Macro Opportunity Fund, and U.S. Small Cap Equity Fund distribution fees incurred by each Fund’s Investor Class shares are disclosed on the Statements of Operations.

361 Funds

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2017

Note 8 – Shareholder Servicing Plan

The Trust, on behalf of each Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of each Fund’s average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers. Class Y shares do not participate in the Shareholder Servicing Plan.

For the periods ended October 31, 2017, for the Managed Futures Strategy Fund, Global Managed Futures Strategy Fund, Domestic Long/Short Equity Fund, Global Long/Short Equity Fund, Macro Opportunity Fund, and U.S. Small Cap Equity Fund shareholder servicing fees incurred are disclosed on the Statements of Operations.

Note 9 – Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Note 10 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

361 Funds

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2017

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of October 31, 2017, in valuing the Funds’ assets carried at fair value:

Managed Futures Strategy Fund	Level 1	Level 2	Level 3**	Total
Assets
Investments
Asset-Backed Securities	$-	$136,397,024	$-	$136,397,024
Certificate of Deposits	-	9,005,748	-	9,005,748
Collateralized Mortgage Obligations	-	5,066,277	-	5,066,277
Commercial Papers	-	16,939,583	-	16,939,583
Corporate Bonds[1]	-	89,942,170	-	89,942,170
Medium Term Notes[1]	-	14,732,584	-	14,732,584
Municipal Bonds	-	4,002,520	-	4,002,520
Short-Term Investments	47,909,427	-	-	47,909,427
Total Investments	47,909,427	276,085,906	-	323,995,333
Other Financial Instruments[2]
Futures Contracts	1,728,373	-	-	1,728,373
Total Assets	$49,637,800	$276,085,906	$-	$325,723,706

Global Managed Futures Strategy Fund	Level 1	Level 2*	Level 3**	Total
Assets
Investments
Short-Term Investments	$104,051,894	$-	$-	$104,051,894
Total Investments	104,051,894	-	-	104,051,894
Other Financial Instruments[2]
Futures Contracts	91,061	-	-	91,061
Total Assets	$104,142,955	$-	$-	$104,142,955

Domestic Long/Short Equity Fund	Level 1	Level 2*	Level 3**	Total
Assets
Investments
Common Stocks[1]	$31,983,222	$-	$-	$31,983,222
Short-Term Investments	5,889,070	-	-	5,889,070
Total Assets	$37,872,292	$-	$-	$37,872,292

Liabilities
Securities Sold Short
Common Stocks[1]	$9,086,658	$-	$-	$9,086,658
Total Liabilities	$9,086,658	$-	$-	$9,086,658

361 Funds

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2017

Global Long/Short Equity Fund	Level 1	Level 2	Level 3**	Total
Assets
Common Stocks
Basic Materials	$1,043,181	$21,729,291	$-	$22,772,472
Communications	19,034,226	18,258,016	-	37,292,242
Consumer, Cyclical	29,374,419	20,413,580	-	49,787,999
Consumer, Non-cyclical	174,380,093	27,656,153	-	202,036,246
Diversified	-	3,475,876	-	3,475,876
Energy	5,295,885	21,910,947	-	27,206,832
Financial	55,532,841	13,731,634	-	69,264,475
Industrial	2,299,633	7,408,846	-	9,708,479
Technology	70,552,603	24,443,122	-	94,995,725
Utilities	12,846,902	24,299,493	-	37,146,395
Short-Term Investments	91,628,760	-	-	91,628,760
Total Assets	$461,988,543	$183,326,958	$-	$645,315,501

Liabilities
Common Stocks
Basic Materials	$13,279,845	$-	$-	$13,279,845
Communications	18,170,322	16,209,820	-	34,380,142
Consumer, Cyclical	13,827,973	2,280,443	-	16,108,416
Consumer, Non-cyclical	5,320,238	5,131,463	-	10,451,701
Energy	25,324,758	12,555,827	-	37,880,585
Financial	21,492,582	7,853,192	-	29,345,774
Industrial	18,792,269	5,979,916	-	24,772,185
Total Liabilities	$116,207,987	$50,010,661	$-	$166,218,648

Macro Opportunity Fund	Level 1	Level 2*	Level 3**	Total
Assets
Investments
Common Stocks[1]	$6,798,285	$-	$-	$6,798,285
Exchange-Traded Funds	4,894,959	-	-	4,894,959
Purchased Options Contracts	28,200	-	-	28,200
Short-Term Investments	65,037	-	-	65,037
Total Assets	$11,786,481	$-	$-	$11,786,481

Liabilities
Securities Sold Short
Common Stocks[1]	$75,578	$-	$-	$75,578
Exchange-Traded Funds	303,184	-	-	303,184
Total Liabilities	$378,762	$-	$-	$378,762

361 Funds

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2017

U.S. Small Cap Equity Fund	Level 1	Level 2*	Level 3**	Total
Assets
Investments
Common Stocks[1]	$3,981,025	$-	$-	$3,981,025
Short-Term Investments	71,168	-	-	71,168
Total Assets	$4,052,193	$-	$-	$4,052,193

[1]	For a detailed break-out of common stocks, corporate bonds and medium term notes by major industry classification, please refer to the Schedule of Investments.
[2]	Other financial instruments are derivative instruments such as futures contracts, forward contracts and swap contracts. Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.
*	The Funds did not hold any Level 2 securities at period end.
**	The Funds did not hold any Level 3 securities at period end.

Transfers between Levels 1, 2 or 3 are recognized at the end of the reporting period. There were no transfers between Levels at period end.

Note 11 – Derivatives and Hedging Disclosures

Derivatives and Hedging requires enhanced disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effects on the Funds’ financial position, performance and cash flows. The Funds invested in futures contracts during the periods ended October 31, 2017.

The effects of these derivative instruments on the Funds’ financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below. The fair values of derivative instruments as of October 31, 2017, by risk category are as follows:

			Asset Derivatives	Liability Derivatives
	Statement of Asset and Liabilities Location	Derivatives not designated as hedging instruments	Value	Value
Managed Futures Strategy Fund	Unrealized appreciation/depreciation on open futures contracts	Equity contracts	$507,098	$-
	Unrealized appreciation/depreciation on open futures contracts	Volatility contracts	1,221,275	-
Global Managed Futures Strategy Fund	Unrealized appreciation/depreciation on open futures contracts	Equity contracts	91,061	-
Macro Opportunity Fund	Purchased options contracts, at value	Equity contracts	28,200	-
Total			$1,847,634	$-

361 Funds

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2017

The effects of derivative instruments on the Statement of Operations for the periods ended October 31, 2017 for the Managed Futures Strategy, Global Managed Futures Strategy and Macro Opportunity Fund are as follows:

	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Derivatives not designated as hedging instruments	Futures Contracts	Purchased Options Contracts	Written Options Contracts	Total
Managed Futures Strategy Fund	Equity Contracts	$2,352,486	$-	$-	$2,352,486
	Volatility Contracts	4,601,122	-	-	4,601,122
Global Managed Futures Strategy Fund	Equity Contracts	5,988,365	-	-	5,988,365
Macro Opportunity Fund	Equity Contracts	-	9,865	17,513	27,378
	Foreign Exchange Contracts	(27,168)	-	-	(27,168)

	Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
	Derivatives not designated as hedging instruments	Futures Contracts	Purchased Options Contracts	Total
Managed Futures Strategy Fund	Equity Contracts	$507,098	$-	$507,098
	Volatility Contracts	1,221,275	-	1,221,275
Global Managed Futures Strategy Fund	Equity Contracts	547,028	$-	547,028
Macro Opportunity Fund	Equity Contracts	-	17,413	17,413
	Foreign Exchange Contracts	(6,383)	-	(6,383)

The quarterly average volumes of derivative instruments as of October 31, 2017 are as follows:

	Derivatives not designated as hedging instruments	Long Futures Contracts	Short Futures Contracts	Purchased Options Contracts	Total
Managed Futures Strategy Fund	Equity Contracts	13,287,637	-	-	13,287,637
	Volatility Contracts	-	3,349,390	-	3,349,390
Global Managed Futures Strategy Fund	Equity Contracts	38,362,058	1,887,564	-	40,249,622
Macro Opportunity Fund	Equity Contracts	-	-	1,489,260	1,489,260
	Foreign Exchange Contracts	112,933	207,905	-	340,446

361 Funds

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2017

Note 12 - Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent)

Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent) removes the requirement to categorize within the fair value hierarchy investments measured using the net asset value per share ("NAV") practical expedient, as well as removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient. Management has evaluated the impact on the financial statement disclosures and determined that there is no effect.

Note 13 – Events Subsequent to the Fiscal Period End

The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet.  Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements.

The Global Managed Futures Strategy Fund, Domestic Long/Short Equity Fund, Global Long/Short Equity Fund, and U.S. Small Cap Equity Fund declared the payment of a distribution to be paid, on December 5, 2017, to shareholders of record on December 4, 2017 as follows:

		Short Term Capital Gain	Long Term Capital Gain	Income
Global Managed Futures Strategy Fund	Investor Class Shares	$0.3189	$0.2335	None
Global Managed Futures Strategy Fund	Class I Shares	0.3189	0.2335	None
Domestic Long/Short Equity Fund	Investor Class Shares	0.2011	0.0580	None
Domestic Long/Short Equity Fund	Class I Shares	0.2011	0.0580	None
Domestic Long/Short Equity Fund	Class Y Shares	0.2011	0.0580	None
Global Long/Short Equity Fund	Investor Class Shares	0.4617	0.2971	0.0181
Global Long/Short Equity Fund	Class I Shares	0.4617	0.2971	0.0528
Global Long/Short Equity Fund	Class Y Shares	0.4617	0.2971	0.0664
U.S. Small Cap Equity Fund	Investor Class Shares	0.2199	0.0031	None
U.S. Small Cap Equity Fund	Class I Shares	0.2199	0.0031	0.0080
U.S. Small Cap Equity Fund	Class Y Shares	0.2199	0.0031	0.0233

Effective December 18, 2017 (the “Effective Date”), 361 Capital, LLC (the “Advisor”) has agreed to reduce the limit on the total annual fund operating expenses for the 361 Global Long/Short Equity Fund, (excluding any taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses), by 0.15%, to 1.79%, 1.54% and 1.39% of the average daily net assets of the Fund's Investor Class, Class I and Class Y shares, respectively.

361 Funds

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2017

As of the Effective Date, the Advisor has also agreed to lower its management fee from 0.85% to 0.80% of the 361 U.S. Small Cap Equity Fund’s average daily net assets. In addition, as of the Effective Date, the Advisor has agreed to reduce the limit on the total annual fund operating expenses for the U.S. Small Cap Equity Fund, (excluding any taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses), by 0.26% to 1.24%, 0.99% and 0.84% of the average daily net assets of the 361 U.S. Small Cap Equity Fund’s Investor Class, Class I and Class Y shares, respectively.

There were no other events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of the 361 Funds and

To the Board of Trustees of Investment Managers Series Trust

We have audited the accompanying statements of assets and liabilities of 361 Managed Futures Strategy Fund, 361 Global Managed Futures Strategy Fund (formerly 361 Global Counter-Trend Fund), 361 Domestic Long/Short Equity Fund, 361 Global Long/Short Equity Fund, 361 Macro Opportunity Fund and 361 U.S. Small Cap Equity Fund (the “Funds”), each a series of Investment Managers Series Trust (the “Trust”), including the schedules of investments, as of October 31, 2017, and the related statements of operations, the statements of changes in net assets and the financial highlights for the periods indicated thereon, and with respect to 361 Domestic Long/Short Equity Fund and 361 Global Long/Short Equity Fund, the statements of cash flows for the year ended October 31, 2017. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2017, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of 361 Managed Futures Strategy Fund, 361 Global Managed Futures Strategy Fund, 361 Domestic Long/Short Equity Fund, 361 Global Long/Short Equity Fund, 361 Macro Opportunity Fund and 361 U.S. Small Cap Equity Fund as of October 31, 2017, and the results of their operations, their cash flows (for 361 Domestic Long/Short Equity Fund and 361 Global Long/Short Equity Fund), the changes in their net assets and their financial highlights for the periods indicated thereon, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

December 29, 2017

361 Funds

SUPPLEMENTAL INFORMATION (Unaudited)

Long-Term Capital Gain Designation
For the fiscal year ended October 31, 2017, the 361 Global Managed Futures Strategy and 361 Domestic Long/Short Equity Funds designate $45 and $1,248,038 as a 20% rate gain distribution for purposes of the dividends paid deduction.

Qualified Dividend Income

Pursuant to Section 854 of the Internal Revenue Code of 1986, the Domestic Long/Short Equity Fund designates 60.39%, The Global Long/Short Equity Fund designates 46.74% of its ordinary income dividends, including short-term capital gain, as qualified dividend income for the taxable year ended October 31, 2017.

Dividends Received Deduction

The Domestic Long/Short Equity Fund designates 60.45%, The Global Long/Short Equity Fund designates 24.87% of its ordinary income dividends, including short-term capital gain, as qualifying for the dividend received deduction available to corporate shareholders for the taxable year ended October 31, 2017.

Trustees and Officers Information

Additional information about the Trustees is included in the Fund’s Statement of Additional Information which is available, without charge, upon request by calling (888) 7361CAP (888) 736-1227 The Trustees and officers of the Fund and their principal occupations during the past five years are as follows:

Name, Address, Year of Birth and Position(s) held with Trust	Term of Office[c] and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee[d]	Other Directorships Held by Trustee During the Past Five Years
Independent Trustees:
Charles H. Miller[a] (born 1947) Trustee	Since November 2007	Retired (2013 – present). Executive Vice President, Client Management and Development, Access Data, a Broadridge company, a provider of technology and services to asset management firms (1997-2012).	6	None.
Ashley Toomey Rabun[a] (born 1952) Trustee and Chairperson of the Board	Since November 2007	Retired (2016 – present). President and Founder, InvestorReach, Inc., a financial services consulting firm (1996 – 2015).	6	Select Sector SPDR Trust, a registered investment company (includes 10 portfolios).

361 Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Name, Address, Year of Birth and Position(s) held with Trust	Term of Office[c] and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee[d]	Other Directorships Held by Trustee During the Past Five Years
Independent Trustees:
William H. Young[a] (born 1950) Trustee	Since November 2007	Retired (2014 - present). Independent financial services consultant (1996 – 2014). Interim CEO, Unified Fund Services Inc. (now Huntington Fund Services), a mutual fund service provider (2003 – 2006). Senior Vice President, Oppenheimer Management Company (1983 – 1996). Chairman, NICSA, an investment management trade association (1993 – 1996).	6	None.
John P. Zader [a] (born 1961) Trustee	Since November 2007	Retired (June 2014 - present). CEO, UMB Fund Services, Inc., a mutual fund and hedge fund service provider, and the transfer agent, fund accountant, and co-administrator for the Fund (December 2006 - June 2014). President, Investment Managers Series Trust (December 2007 - June 2014).	6	Investment Managers Series Trust II, a registered investment company (includes 12 portfolios).
Interested Trustee:
Eric M. Banhazlb† (born 1957) Trustee	Since January 2008	Chairman (2016 – present), and President (2006 – 2015), Mutual Fund Administration, LLC, the co-administrator for the Fund. Trustee and Vice President, Investment Managers Series Trust (December 2007 – March 2016).	6	Investment Managers Series Trust II, a registered investment company (includes 12 portfolios).
Officers of the Trust:
Maureen Quill[a] (born 1963) President	Since June 2014	Chief Operating Officer (June 2014 - present), and Executive Vice President, UMB Fund Services, Inc. (January 2007 – June 2014). Vice President, Investment Managers Series Trust (December 2013 - June 2014).	N/A	N/A

361 Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Name, Address, Year of Birth and Position(s) held with Trust	Term of Office[c] and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee[d]	Other Directorships Held by Trustee During the Past Five Years
Officers of the Trust:
Rita Dam[b] (born 1966) Treasurer and Assistant Secretary	Since December 2007	Co-Chief Executive Officer (2016 – present), and Vice President (2006 – 2015), Mutual Fund Administration, LLC.	N/A	N/A
Joy Ausili[b] (born 1966) Vice President, Assistant Secretary and Assistant Treasurer	Since March 2016	Co-Chief Executive Officer (2016 – present), and Vice President (2006 – 2015), Mutual Fund Administration, LLC. Secretary and Assistant Treasurer, Investment Managers Series Trust (December 2007 – March 2016).	N/A	N/A
Diane Drake[b] (born 1967) Secretary	Since March 2016	Senior Counsel, Mutual Fund Administration, LLC (October 2015 – present). Managing Director and Senior Counsel, BNY Mellon Investment Servicing (US) Inc. (2010 – 2015).	N/A	N/A
Martin Dziura[b] (born 1959) Chief Compliance Officer	Since June 2014	Principal, Dziura Compliance Consulting, LLC (October 2014 – present). Managing Director, Cipperman Compliance Services (2010 – September 2014). Chief Compliance Officer, Hanlon Investment Management (2009 – 2010). Vice President − Compliance, Morgan Stanley Investment Management (2000 − 2009).	N/A	N/A

a	Address for certain Trustees and certain officers: 235 West Galena Street, Milwaukee, Wisconsin 53212.
b	Address for Mr. Banhazl, Ms. Ausili, Ms. Dam and Ms. Drake: 2220 E. Route 66, Suite 226, Glendora, California 91740.

Address for Mr. Dziura: 309 Woodridge Lane, Media, Pennsylvania 19063.

c	Trustees and officers serve until their successors have been duly elected.
d	The Trust is comprised of numerous series managed by unaffiliated investment advisors. The term “Fund Complex” applies only to the Fund managed by the same investment advisor. The Funds do not hold itself out as related to any other series within the Trust, for purposes of investment and investor services, nor do they share the same investment advisor with any other series.
†	Mr. Banhazl is an “interested person” of the Trust by virtue of his position with Mutual Fund Administration, LLC.

361 Funds
EXPENSE EXAMPLES
For the Six Months Ended October 31, 2017 (Unaudited)

Expense Examples

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs and redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Investor Class only); and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Actual Performance examples for Managed Futures Strategy, Global Managed Futures, Global Long/Short Equity, Macro Opportunity, Domestic Long/Short Equity Fund and U.S. Small Cap Equity Fund are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2017 to October 31, 2017.

The Hypothetical (5% annual return before expenses) examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period from May 1, 2017 to October 31, 2017.

Actual Expenses

The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Managed Futures Strategy Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		5/1/17	10/31/17	5/1/17 – 10/31/17
Investor Class	Actual Performance	$1,000.00	$1,061.30	$10.80
	Hypothetical (5% annual return before expenses)	1,000.00	1,014.73	10.55
Class I	Actual Performance	1,000.00	1,062.30	9.47
	Hypothetical (5% annual return before expenses)	1,000.00	1,016.02	9.26

*	Expenses are equal to the Fund’s annualized expense ratio of 2.07% and 1.82% for Investor Class and Class I, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six month period). Assumes all dividends and distributions were reinvested.

361 Funds
EXPENSE EXAMPLES - Continued
October 31, 2017

Global Managed Futures Strategy Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		5/1/17	10/31/17	5/1/17 – 10/31/17
Investor Class	Actual Performance	$1,000.00	$1,044.70	$10.40
	Hypothetical (5% annual return before expenses)	1,000.00	1,015.03	10.25
Class I	Actual Performance	1,000.00	1,046.20	9.12
	Hypothetical (5% annual return before expenses)	1,000.00	1,016.29	8.99

*	Expenses are equal to the Fund’s annualized expense ratio of 2.02% and 1.77% for Investor Class and Class I, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Domestic Long/Short Equity Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		5/1/17	10/31/17	5/1/17-10/31/17
Investor Class	Actual Performance	$1,000.00	$1,010.50	$12.85
	Hypothetical (5% annual return before expenses)	1,000.00	1,012.42	12.87
Class I	Actual Performance	1,000.00	1,011.70	11.96
	Hypothetical (5% annual return before expenses)	1,000.00	1,013.31	11.97
Class Y	Actual Performance	1,000.00	1,012.60	11.50
	Hypothetical (5% annual return before expenses)	1,000.00	1,013.78	11.51

*	Expenses are equal to the Fund’s annualized expense ratio of 2.54%, 2.36% and 2.27% for Investor Class, Class I and Class Y respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Global Long/Short Equity Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		5/1/17	10/31/17	5/1/17 – 10/31/17
Investor Class	Actual Performance	$1,000.00	$1,076.20	$13.29
	Hypothetical (5% annual return before expenses)	1,000.00	1,012.40	12.88
Class I	Actual Performance	1,000.00	1,076.80	11.94
	Hypothetical (5% annual return before expenses)	1,000.00	1,013.70	11.58
Class Y	Actual Performance	1,000.00	1,078.50	11.25
	Hypothetical (5% annual return before expenses)	1,000.000	1,014.38	10.90

*	Expenses are equal to the Fund’s annualized expense ratio of 2.54%, 2.28% and 2.15% for Investor Class, Class I and Class Y respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

361 Funds

EXPENSE EXAMPLES - Continued

October 31, 2017

Macro Opportunity Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		5/1/17	10/31/17	5/1/17 – 10/31/17
Investor Class	Actual Performance	$1,000.00	$1,094.20	$12.46
	Hypothetical (5% annual return before expenses)	1,000.00	1,013.30	11.98
Class I	Actual Performance	1,000.00	1,095.80	11.25
	Hypothetical (5% annual return before expenses)	1,000.00	1,014.47	10.81

*	Expenses are equal to the Fund’s annualized expense ratio of 2.36% and 2.13% for Investor Class and Class I, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

U.S. Small Cap Equity Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	5/1/17	10/31/17	5/1/17 – 10/31/17
Actual Performance
Investor Class	$1,000.00	$1,115.20	$8.00
Class I	1,000.00	1,117.10	6.62
Class Y	1,000.00	1,118.00	5.88
Hypothetical (5% annual return before expenses)	5/1/17	10/31/17	5/1/17 – 10/31/17
Investor Class	$1,000.00	$1,017.64	$7.63
Class I	1,000.00	1,018.95	6.32
Class Y	1,000.00	1,019.65	5.61

*	Expenses are equal to the Fund’s annualized expense ratio of 1.50%, 1.24% and 1.10% for Investor Class, Class I and Class Y respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

361 Funds

Each a series of Investment Managers Series Trust

Investment Advisor

361 Capital, LLC

4600 South Syracuse Street, Suite 500

Denver, Colorado 80237

Sub-Advisor

Federated Investment Management Company

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222

Analytic Investors, LLC

555 West Fifth Street, 50th Floor

Los Angeles, California 90013

Independent Registered Public Accounting Firm

Tait, Weller & Baker LLP

1818 Market Street, Suite 2400

Philadelphia, Pennsylvania 19103

Custodian

UMB Bank, n.a.

928 Grand Boulevard, 5th Floor

Kansas City, Missouri 64106

Fund Co-Administrator

Mutual Fund Administration, LLC

2220 E. Route 66, Suite 226

Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, Wisconsin 53212

Distributor

IMST Distributors, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
361 Managed Futures Strategy Fund – Investor Class shares	AMFQX	461 418 345
361 Managed Futures Strategy Fund – Class I shares	AMFZX	461 418 337
361 Global Managed Futures Strategy Fund – Investor Class shares	AGFQX	461 41P 347
361 Global Managed Futures Strategy Fund – Class I shares	AGFZX	461 41P 339
361 Domestic Long/Short Equity Fund – Investor Class shares	ADMQX	461 41Q 527
361 Domestic Long/Short Equity Fund – Class I shares	ADMZX	461 41Q 535
361 Domestic Long/Short Equity Fund – Class Y shares	ADMWX	461 41Q 543
361 Global Long/Short Equity Fund – Investor Class shares	AGAQX	461 41Q 881
361 Global Long/Short Equity Fund – Class I shares	AGAZX	461 41Q 873
361 Global Long/Short Equity Fund – Class Y shares	AGAWX	461 41Q 865
361 Macro Opportunity Fund – Investor Class shares	AGMQX	461 41P 461
361 Macro Opportunity Fund – Class I shares	AGMZX	461 41P 453
361 U.S. Small Cap Equity Fund – Investor Class shares	ASFQX	461 41Q 386
361 U.S. Small Cap Equity Fund – Class I shares	ASFZX	461 41Q 394
361 U.S. Small Cap Equity Fund – Class Y shares	ASFWX	461 41Q 410

Privacy Principles of the 361 Funds for Shareholders

The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the 361 Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

Proxy Voting Policies and Procedures

A description of the Funds’ proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Funds at (888) 736-1227 (888-7361CAP), on the Funds’ website at www.361funds.com or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Funds at (888) 736-1227 (888-7361CAP), on the Funds’ website at www.361funds.com or by accessing the Funds’ Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC website at www.sec.gov or by calling the Funds at (888) 736-1227 (888-7361CAP). The Funds’ Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Householding Mailings

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (888) 736-1227 (888-7361CAP).

361 Funds

P.O. Box 2175

Milwaukee, WI 53201

Toll Free: (888) 736-1227 (888-7361CAP)

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at 1-888-736-1227.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. John P. Zader is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 10/31/2017	FYE 10/31/2016
Audit Fees	$95,700	$78,500
Audit-Related Fees	N/A	N/A
Tax Fees	$16,800	$14,000
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Tait Weller applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 10/31/2017	FYE 10/31/2016
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years. The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 10/31/2017	FYE 10/31/2016
Registrant	N/A	N/A
Registrant’s Investment Advisor	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed November 8, 2016.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	1/9/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	1/9/2018

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	1/9/2018